UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary

Thrivent Core Funds

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1.	Report to Stockholders

SEMIANNUAL REPORT

April 30, 2019

THRIVENT CORE FUNDS

THRIVENT CORE EMERGING MARKETS DEBT FUND

Kent L. White, CFA, and Cortney L. Swensen, CFA , Portfolio Co-Managers

The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Investment in Thrivent Core Emerging Markets Debt involves risks including credit, derivatives, emerging markets, ETF, foreign securities, high yield, interest rate, investment adviser, issuer, liquidity, market, non-diversified, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Bond Quality Ratings Distributions

Major Market Sectors (% of Net Assets)
Foreign Government	94.9%
Energy	1.5%
Utilities	0.2%

Top 10 Countries
(% of Net Assets)
Indonesia	8.9%
Turkey	7.9%
Saudi Arabia	7.5%
Qatar	6.9%
Mexico	6.7%
Argentina	5.5%
Russia	4.7%
Colombia	4.4%
Brazil	4.0%
Bahrain	3.4%
Investments in securities in these countries represent 59.9% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT CORE INTERNATIONAL EQUITY FUND

Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers

The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Investment in Thrivent Core International Equity involves risks including equity security, foreign currency, foreign securities, investment adviser, issuer, large cap, market, mid cap, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	99.8%
Short-Term Investments	0.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Consumer Discretionary	16.1%
Consumer Staples	13.0%
Industrials	12.9%
Financials	12.0%
Materials	10.2%
Information Technology	9.3%
Health Care	8.1%
Communications Services	6.7%
Real Estate	5.4%
Utilities	3.1%

Top 10 Countries
(% of Net Assets)
Japan	25.8%
United Kingdom	18.9%
Canada	9.7%
Australia	6.7%
Switzerland	6.5%
Netherlands	5.4%
Sweden	5.3%
France	5.1%
Spain	4.8%
Denmark	4.3%
Investments in securities in these countries represent 92.5% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT CORE LOW VOLATILITY EQUITY FUND

Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers

The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund’s investment objective may be changed without shareholder approval.

Investment in Thrivent Core Low Volatility Equity involves risks including equity security, investment adviser, issuer, large cap, market, mid cap, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock	99.8%
Short-Term Investments	0.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	17.7%
Health Care	16.2%
Financials	15.3%
Consumer Staples	14.3%
Industrials	11.0%
Real Estate	8.6%
Utilities	7.3%
Consumer Discretionary	6.3%
Communications Services	2.6%
Materials	0.4%

Top 10 Holdings
(% of Net Assets)
PepsiCo, Inc.	2.2%
Mondelez International, Inc.	2.1%
NextEra Energy, Inc.	2.1%
Danaher Corporation	2.1%
McDonald's Corporation	2.1%
Home Depot, Inc.	2.1%
Amphenol Corporation	2.0%
UnitedHealth Group, Inc.	2.0%
Johnson & Johnson	2.0%
Colgate-Palmolive Company	2.0%
These securities represent 20.7% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT CORE SHORT-TERM RESERVE FUND

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Investment in Thrivent Core Short-Term Reserve Fund involves credit, government securities, interest rate, investment adviser, mortgage-backed and other asset-backed securities, portfolio turnover rate, prepayment, redemption and lending, and redemption and share ownership risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Short-Term Investments	100.0%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	43.3%
Utilities	10.5%
Consumer Non-Cyclical	9.9%
Consumer Cyclical	6.3%
Asset-Backed Securities	5.8%
Capital Goods	4.6%
Energy	4.1%
U.S. Government & Agencies	3.3%
Foreign	3.0%
Basic Materials	2.8%

Top 10 Holdings
(% of Net Assets)
Dealers Capital Access Trust, LLC	0.7%
Federal Home Loan Bank	0.7%
Mitsubishi UFJ Trust & Banking Corporation	0.6%
Commonwealth Bank of Australia	0.6%
Erste Abwicklungsanstalt	0.6%
State of Tennessee	0.5%
Long Island Power Auth.	0.5%
PepsiCo, Inc.	0.5%
U.S. Bank NA Ohio	0.5%
American Honda Finance Corporation	0.5%

These securities represent 5.7% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018 - 4/30/2019*	Annualized Expense Ratio
Thrivent Core Emerging Markets Debt Fund
Actual	$1,000	$1,071	$0.23	0.05%
Hypothetical**	$1,000	$1,025	$0.23	0.05%
Thrivent Core International Equity Fund
Actual	$1,000	$1,068	$0.32	0.06%
Hypothetical**	$1,000	$1,024	$0.31	0.06%
Thrivent Core Low Volatility Equity Fund
Actual	$1,000	$1,129	$0.20	0.04%
Hypothetical**	$1,000	$1,025	$0.19	0.04%
Thrivent Core Short-Term Reserve Fund
Actual	$1,000	$1,013	$0.04	0.01%
Hypothetical**	$1,000	$1,025	$0.04	0.01%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Argentina (5.5%)
	Argentina Government International Bond
$3,250,000	7.125%, 6/28/2117	$2,169,375
4,875,000	6.875%, 4/22/2021	4,104,750
3,865,000	5.625%, 1/26/2022	3,022,430
3,000,000	4.625%, 1/11/2023	2,220,000
11,702,000	7.500%, 4/22/2026	8,791,127
5,000,000	6.875%, 1/26/2027	3,607,550
6,000,000	5.875%, 1/11/2028	4,149,060
7,973,407	8.280%, 12/31/2033	5,908,374
2,103,057	8.280%, 12/31/2033	1,519,459
7,963,066	3.750%, 12/31/2038[a]	4,168,745
3,671,000	7.625%, 4/22/2046	2,551,345
2,500,000	6.875%, 1/11/2048	1,657,525

	Total	43,869,740

Bahrain (3.4%)
	Bahrain Government International Bond
5,000,000	5.875%, 1/26/2021[b]	5,082,100
2,500,000	6.125%, 7/5/2022[b]	2,583,210
4,000,000	6.125%, 8/1/2023[b]	4,167,832
2,000,000	6.875%, 10/5/2025[b]	2,180,000
1,000,000	7.000%, 1/26/2026	1,076,250
3,500,000	7.000%, 1/26/2026[b]	3,766,875
2,000,000	7.000%, 10/12/2028[b]	2,160,000
2,500,000	6.750%, 9/20/2029[b]	2,650,000
3,000,000	7.500%, 9/20/2047[b]	3,196,500
1,000,000	7.500%, 9/20/2047	1,065,500

	Total	27,928,267

Brazil (4.0%)
	Brazil Government International Bond
4,800,000	2.625%, 1/5/2023	4,648,848
6,911,000	6.000%, 4/7/2026[c]	7,618,479
3,000,000	4.625%, 1/13/2028[c]	3,010,500
2,000,000	4.500%, 5/30/2029	1,948,000
2,000,000	8.250%, 1/20/2034	2,540,000
5,005,000	7.125%, 1/20/2037	5,855,850
5,500,000	5.000%, 1/27/2045	4,998,125
2,000,000	5.625%, 2/21/2047	1,960,000

	Total	32,579,802

Cayman Islands (2.3%)
	Dubai DOF Sukuk, Ltd.
2,000,000	6.450%, 5/2/2022	2,168,200
2,000,000	3.875%, 1/30/2023	2,010,000
	KSA Sukuk, Ltd.
7,000,000	2.894%, 4/20/2022[b]	6,982,500
2,500,000	3.628%, 4/20/2027[b]	2,515,750
	RAK Capital
2,000,000	3.094%, 3/31/2025	1,939,520
	Sharjah Sukuk, Ltd.
2,000,000	3.839%, 1/27/2021	2,012,500

	Total	17,628,470

Colombia (4.4%)
	Colombia Government International Bond
3,870,000	4.375%, 7/12/2021	3,971,587
5,000,000	2.625%, 3/15/2023	4,900,000
1,910,000	4.000%, 2/26/2024	1,966,345

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Colombia (4.4%) - continued
$4,875,000	3.875%, 4/25/2027	$4,944,322
200,000	4.500%, 3/15/2029	211,000
4,000,000	7.375%, 9/18/2037	5,210,000
3,000,000	6.125%, 1/18/2041	3,528,750
7,705,000	5.625%, 2/26/2044	8,648,862
2,000,000	5.200%, 5/15/2049	2,140,000

	Total	35,520,866

Croatia (1.6%)
	Croatia Government International Bond
2,000,000	6.625%, 7/14/2020[b]	2,081,320
4,500,000	6.375%, 3/24/2021[b]	4,764,600
2,000,000	5.500%, 4/4/2023[b]	2,165,080
3,021,000	6.000%, 1/26/2024[b,c]	3,381,188

	Total	12,392,188

Dominican Republic (2.9%)
	Dominican Republic Government International Bond
2,000,000	7.500%, 5/6/2021[b]	2,068,020
1,500,000	6.600%, 1/28/2024[b]	1,621,500
3,500,000	5.500%, 1/27/2025[b]	3,613,750
3,000,000	6.875%, 1/29/2026[b]	3,315,000
2,000,000	5.950%, 1/25/2027[b]	2,107,500
1,000,000	6.000%, 7/19/2028[b]	1,053,750
5,000,000	7.450%, 4/30/2044[b]	5,656,250
2,000,000	6.850%, 1/27/2045[b]	2,142,500
1,000,000	6.500%, 2/15/2048[b]	1,038,510

	Total	22,616,780

Egypt (2.9%)
	Egypt Government International Bond
4,000,000	6.125%, 1/31/2022	4,042,456
4,000,000	5.875%, 6/11/2025	3,914,240
3,000,000	7.500%, 1/31/2027	3,090,780
4,000,000	7.600%, 3/1/2029	4,030,800
5,000,000	8.500%, 1/31/2047	5,082,150
3,000,000	7.903%, 2/21/2048	2,895,516

	Total	23,055,942

Hungary (1.7%)
	Hungary Government International Bond
2,500,000	6.375%, 3/29/2021	2,658,800
5,950,000	5.750%, 11/22/2023	6,596,586
2,000,000	5.375%, 3/25/2024	2,198,952
1,500,000	7.625%, 3/29/2041	2,254,200

	Total	13,708,538

Indonesia (8.9%)
	Indonesia Government International Bond
4,650,000	3.750%, 4/25/2022[b]	4,721,391
4,000,000	3.375%, 4/15/2023[b]	4,013,416
6,197,000	5.875%, 1/15/2024[b]	6,854,644
575,000	4.125%, 1/15/2025[b]	592,566
6,100,000	4.750%, 1/8/2026[b]	6,496,372
5,000,000	8.500%, 10/12/2035[b]	7,195,875
2,000,000	6.625%, 2/17/2037[b]	2,485,962
2,000,000	7.750%, 1/17/2038[b]	2,765,820
3,226,000	6.750%, 1/15/2044[b]	4,176,996

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Indonesia (8.9%) - continued
$3,700,000	5.125%, 1/15/2045[b]	$3,970,126
4,000,000	5.950%, 1/8/2046[b]	4,750,440
1,200,000	5.250%, 1/8/2047[b]	1,310,102
1,500,000	4.350%, 1/11/2048	1,476,438
	Perusahaan Penerbit SBSN Indonesia III
3,000,000	3.400%, 3/29/2021[b]	3,031,110
1,000,000	3.750%, 3/1/2023[b]	1,013,200
2,500,000	4.350%, 9/10/2024[b]	2,588,750
3,500,000	4.150%, 3/29/2027[b]	3,556,875
4,000,000	4.400%, 3/1/2028[b]	4,118,000
5,000,000	4.450%, 2/20/2029[b]	5,162,500

	Total	70,280,583

Kuwait (1.6%)
	Kuwait Government International Bond
5,500,000	2.750%, 3/20/2022[b]	5,486,910
7,000,000	3.500%, 3/20/2027[b]	7,139,510

	Total	12,626,420

Mexico (6.7%)
	Mexico Government International Bond
5,590,000	5.750%, 10/12/2110	5,736,738
5,220,000	4.000%, 10/2/2023	5,363,550
1,215,000	3.600%, 1/30/2025	1,213,785
3,000,000	4.125%, 1/21/2026	3,051,000
5,781,000	4.150%, 3/28/2027	5,860,778
5,085,000	3.750%, 1/11/2028	4,991,945
1,000,000	6.750%, 9/27/2034	1,221,420
5,878,000	6.050%, 1/11/2040	6,737,658
6,000,000	5.550%, 1/21/2045	6,570,000
5,250,000	4.600%, 1/23/2046	5,055,750
2,000,000	4.600%, 2/10/2048	1,934,000
	Petroleos Mexicanos
2,850,000	6.375%, 2/4/2021	2,949,465
2,500,000	6.500%, 3/13/2027	2,532,250

	Total	53,218,339

Netherlands (0.8%)
	Petrobras Global Finance BV
3,000,000	5.299%, 1/27/2025	3,078,000
1,500,000	7.375%, 1/17/2027	1,671,000
2,000,000	5.750%, 2/1/2029	2,005,000

	Total	6,754,000

Nigeria (2.0%)
	Nigeria Government International Bond
2,000,000	6.375%, 7/12/2023	2,060,400
3,500,000	7.625%, 11/21/2025	3,735,760
3,500,000	7.143%, 2/23/2030	3,483,060
3,000,000	7.696%, 2/23/2038	2,958,300
3,000,000	7.625%, 11/28/2047	2,873,580

	Total	15,111,100

Oman (3.1%)
	Oman Government International Bond
3,000,000	3.625%, 6/15/2021[b]	2,932,500
3,000,000	4.125%, 1/17/2023[b]	2,899,200
2,000,000	5.932%, 10/31/2025[b]	2,030,000

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Oman (3.1%) - continued
$5,000,000	4.750%, 6/15/2026[b]	$4,625,000
2,000,000	5.375%, 3/8/2027[b]	1,880,000
4,000,000	5.625%, 1/17/2028[b]	3,800,744
6,000,000	6.750%, 1/17/2048[b]	5,437,080

	Total	23,604,524

Panama (2.6%)
	Panama Government International Bond
2,000,000	4.500%, 4/16/2050	2,088,400
1,000,000	9.375%, 1/16/2023	1,218,750
3,000,000	3.750%, 3/16/2025	3,085,530
1,500,000	8.875%, 9/30/2027	2,079,375
2,000,000	3.875%, 3/17/2028	2,071,020
1,688,000	9.375%, 4/1/2029	2,458,150
5,079,000	6.700%, 1/26/2036	6,602,700

	Total	19,603,925

Peru (1.8%)
	Peru Government International Bond
3,650,000	5.625%, 11/18/2050	4,662,875
1,000,000	7.350%, 7/21/2025	1,245,510
5,000,000	8.750%, 11/21/2033	7,750,000

	Total	13,658,385

Philippines (3.2%)
	Philippines Government International Bond
3,000,000	4.200%, 1/21/2024	3,172,335
3,000,000	3.750%, 1/14/2029	3,143,841
5,025,000	7.750%, 1/14/2031	7,050,728
2,625,000	6.375%, 10/23/2034	3,469,683
1,000,000	5.000%, 1/13/2037	1,176,071
3,720,000	3.950%, 1/20/2040	3,889,546
4,000,000	3.700%, 3/1/2041[c]	4,033,332

	Total	25,935,536

Poland (0.9%)
	Poland Government International Bond
4,000,000	5.000%, 3/23/2022	4,248,040
3,000,000	4.000%, 1/22/2024	3,150,000

	Total	7,398,040

Qatar (6.9%)
	Qatar Government International Bond
6,000,000	4.500%, 1/20/2022[b]	6,237,600
3,000,000	3.875%, 4/23/2023[b]	3,097,056
6,000,000	3.375%, 3/14/2024[b]	6,082,500
3,000,000	3.250%, 6/2/2026[b]	2,989,548
8,500,000	4.500%, 4/23/2028[b]	9,180,000
1,000,000	4.000%, 3/14/2029[b]	1,041,096
2,000,000	9.750%, 6/15/2030[b]	3,107,600
2,000,000	5.750%, 1/20/2042[b]	2,432,500
9,750,000	5.103%, 4/23/2048[b]	10,883,438
8,000,000	4.817%, 3/14/2049[b]	8,590,000

	Total	53,641,338

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Russia (4.8%)
	Russia Government International Bond
$2,000,000	4.500%, 4/4/2022[b]	$2,067,900
2,600,000	4.875%, 9/16/2023[b]	2,743,000
7,600,000	4.750%, 5/27/2026	7,894,318
4,000,000	4.250%, 6/23/2027[b]	4,023,400
2,000,000	12.750%, 6/24/2028[b]	3,241,040
1,125,000	7.500%, 3/31/2030[b]	1,254,656
1,000,000	5.100%, 3/28/2035[b]	1,034,988
6,600,000	5.625%, 4/4/2042[b]	7,316,377
8,000,000	5.250%, 6/23/2047[b]	8,290,000

	Total	37,865,679

Saudi Arabia (7.5%)
	Saudi Arabia Government International Bond
3,000,000	5.250%, 1/16/2050[b]	3,255,312
2,500,000	2.375%, 10/26/2021[b]	2,463,475
3,000,000	2.875%, 3/4/2023[b]	2,976,660
6,000,000	4.000%, 4/17/2025[b]	6,210,000
9,000,000	3.250%, 10/26/2026[b]	8,832,546
6,000,000	3.625%, 3/4/2028[b]	6,003,720
3,000,000	4.375%, 4/16/2029[b]	3,146,730
7,000,000	4.500%, 4/17/2030[b]	7,376,320
5,250,000	4.500%, 10/26/2046[b]	5,177,550
4,000,000	4.625%, 10/4/2047[b]	4,019,440
9,000,000	5.000%, 4/17/2049[b]	9,510,732

	Total	58,972,485

South Africa (3.3%)
	Eskom Holdings SOC, Ltd.
1,500,000	6.350%, 8/10/2028[b]	1,558,224
	South Africa Government International Bond
4,125,000	5.875%, 5/30/2022	4,341,563
2,000,000	4.665%, 1/17/2024	2,020,020
4,500,000	5.875%, 9/16/2025	4,743,063
1,600,000	4.875%, 4/14/2026	1,584,368
1,500,000	4.850%, 9/27/2027	1,460,331
4,000,000	4.300%, 10/12/2028	3,729,960
500,000	5.875%, 6/22/2030	510,641
500,000	6.250%, 3/8/2041	514,375
5,200,000	5.650%, 9/27/2047	4,872,421

	Total	25,334,966

Sri Lanka (1.9%)
	Sri Lanka Government International Bond
1,500,000	6.250%, 10/4/2020[b]	1,508,925
1,500,000	5.750%, 1/18/2022[b]	1,488,110
1,500,000	5.875%, 7/25/2022[b]	1,483,257
1,000,000	5.750%, 4/18/2023[b]	980,755
2,000,000	6.850%, 3/14/2024[b]	2,018,884
2,000,000	6.850%, 11/3/2025[b]	1,997,546
1,500,000	6.200%, 5/11/2027[b]	1,416,758
1,000,000	6.750%, 4/18/2028[b]	963,111
2,000,000	7.850%, 3/14/2029[b]	2,056,600

	Total	13,913,946

Turkey (7.9%)
	Hazine Mustesarligi Varlik Kiralama AS
3,000,000	5.800%, 2/21/2022[b]	2,930,916

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Turkey (7.9%) - continued
	Turkey Government International Bond
$2,750,000	7.000%, 6/5/2020	$2,774,629
2,500,000	5.625%, 3/30/2021	2,463,680
3,000,000	6.250%, 9/26/2022	2,927,760
5,000,000	7.250%, 12/23/2023[c]	4,988,050
8,000,000	5.750%, 3/22/2024	7,484,800
2,250,000	7.375%, 2/5/2025	2,226,380
3,000,000	4.250%, 4/14/2026	2,494,020
2,042,000	4.875%, 10/9/2026	1,741,458
4,300,000	6.000%, 3/25/2027	3,870,430
1,000,000	5.125%, 2/17/2028	845,360
4,000,000	6.125%, 10/24/2028	3,584,520
1,500,000	7.625%, 4/26/2029	1,459,500
2,500,000	8.000%, 2/14/2034	2,503,250
6,839,000	6.875%, 3/17/2036	6,120,905
5,935,000	6.750%, 5/30/2040	5,190,573
6,500,000	6.625%, 2/17/2045	5,532,241
3,000,000	5.750%, 5/11/2047	2,351,250

	Total	61,489,722

United Arab Emirates (2.1%)
	Abu Dhabi Government International Bond
3,000,000	2.500%, 10/11/2022[b]	2,970,000
3,000,000	3.125%, 5/3/2026[b]	3,007,500
5,500,000	3.125%, 10/11/2027[b]	5,465,790
4,000,000	4.125%, 10/11/2047[b]	4,072,000
	Dubai Government International Bond
1,000,000	5.250%, 1/30/2043	1,057,540

	Total	16,572,830

Uruguay (1.9%)
	Uruguay Government International Bond
1,071,287	4.975%, 4/20/2055	1,103,426
9,000,000	5.100%, 6/18/2050	9,450,000
2,500,000	4.375%, 10/27/2027	2,606,250
2,040,312	4.375%, 1/23/2031	2,125,005

	Total	15,284,681

	Total Long-Term Fixed Income (cost $783,479,459)	760,567,092

Shares	Collateral Held for Securities Loaned (1.0%)
7,629,243	Thrivent Cash Management Trust	7,629,243

	Total Collateral Held for Securities Loaned (cost $7,629,243)	7,629,243

Shares or Principal Amount	Short-Term Investments (7.2%)
	Federal Home Loan Bank Discount Notes
19,290,000	2.300%, 5/1/2019[d]	19,290,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.2%)	Value
	Thrivent Core Short-Term Reserve Fund
3,712,552	2.690%	$37,125,522

	Total Short-Term Investments (cost $56,415,522)	56,415,522

	Total Investments (cost $847,524,224) 104.8%	$824,611,857

	Other Assets and Liabilities, Net (4.8%)	(37,529,094)

	Total Net Assets 100.0%	$787,082,763

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2019.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2019, the value of these investments was $351,832,384 or 44.7% of total net assets.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets Debt Fund as of April 30, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$7,337,507

Total lending	$7,337,507
Gross amount payable upon return of collateral for securities loaned	$7,629,243

Net amounts due to counterparty	$291,736

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,909,440
Gross unrealized depreciation	(33,137,060)

Net unrealized appreciation (depreciation)	$(23,227,620)

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$847,839,477

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2019, in valuing Emerging Markets Debt Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Energy	12,235,715	–	12,235,715	–
Foreign Government	746,773,153	–	746,773,153	–
Utilities	1,558,224	–	1,558,224	–
Short-Term Investments	19,290,000	–	19,290,000	–

Subtotal Investments in Securities	$779,857,092	$–	$779,857,092	$–

Other Investments *	Total
Affiliated Short-Term Investments	37,125,522
Collateral Held for Securities Loaned	7,629,243

Subtotal Other Investments	$44,754,765

Total Investments at Value	$824,611,857

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 4/30/2019	Shares Held at 4/30/2019	% of Net Assets 4/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.690%	$12,270	$76,760	$51,904	$37,126	3,713	4.7%

Total Affiliated Short-Term Investments	12,270			37,126		4.7

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	4,447	40,277	37,095	7,629	7,629	1.0

Total Collateral Held for Securities Loaned	4,447			7,629		1.0

Total Value	$16,717			$44,755

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 4/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.690%	$–	$–	$–	$93

Total Income from Affiliated Investments				$93

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	8

Total Affiliated Income from Securities Loaned, Net				$8

Total	$–	$–	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Shares	Common Stock (99.1%)	Value
Australia (6.7%)
992,187	AGL Energy, Ltd.	$15,565,777
389,260	BHP Group, Ltd.	10,300,733
419,135	Computershare, Ltd.	5,272,824
1,179,302	FlexiGroup, Ltd.	1,161,500
540,421	GWA Group, Ltd.	1,283,524
3,558,313	Medibank Private, Ltd.	7,171,300
4,737,867	Mirvac Group	9,484,688
389,898	Sandfire Resources NL	1,939,360
154,996	Scentre Group	418,101
318,843	Seven West Media, Ltd.[a]	127,248
123,038	Super Retail Group, Ltd.	751,512
3,003,166	Telstra Corporation, Ltd.	7,153,075
818,317	Vicinity Centres	1,467,517

	Total	62,097,159

Canada (9.7%)
110,220	Bank of Montreal	8,706,039
278,693	CGI, Inc.[a]	20,059,988
66,041	Choice Properties REIT	672,389
673,846	CI Financial Corporation	9,692,478
274,515	Empire Company, Ltd.	6,106,253
140,382	Genworth MI Canada, Inc.[b]	4,362,247
64,718	Gildan Activewear, Inc.	2,386,407
98,541	Granite REIT	4,486,091
43,085	H&R REIT	736,147
32,611	Laurentian Bank of Canada	1,033,075
106,866	Magna International, Inc.	5,946,024
663,501	Manulife Financial Corporation	12,218,086
99,163	Methanex Corporation	5,446,032
59,927	National Bank of Canada	2,854,774
111,226	Quebecor, Inc.	2,773,801
51,632	SmartCentres Real Estate Investment Trust	1,305,734
47,757	Transcontinental, Inc.	573,925

	Total	89,359,490

Denmark (4.3%)
56,950	Carlsberg AS	7,363,681
32,009	GN Store Nord AS	1,640,630
529,751	Novo Nordisk AS	25,954,914
4,088	Rockwool International AS	1,093,739
62,005	Topdanmark AS	3,345,479

	Total	39,398,443

Finland (1.4%)
464,488	UPM-Kymmene Oyj	13,114,785

	Total	13,114,785

France (5.1%)
20,417	Bureau Veritas SA	517,546
120,720	Capgemini SA	14,649,949
82,740	Cie Generale des Etablissements Michelin	10,699,191
303,409	CNP Assurances[b]	7,166,773
9,338	Gaztransport Et Technigaz SA	845,002
23,947	Ipsos SA	694,614
229,857	Klepierre SA	8,167,776
6,242	LNA Sante	322,399
7,665	L’Oreal SA	2,108,286
22,123	Peugeot SA	580,043

	Total	45,751,579

Shares	Common Stock (99.1%)	Value
Germany (1.6%)
83,928	Aareal Bank AG	$2,935,657
29,012	Allianz SE	7,012,638
22,413	Deutsche EuroShop AG	673,582
172,299	Deutsche Pfandbriefbank AGc	2,405,803
13,568	Fuchs Petrolub SE	591,605
5,958	Jenoptik AG	235,811

	Total	13,855,096

Hong Kong (0.8%)
981,000	Hysan Development Company, Ltd.	5,498,242
315,000	Road King Infrastructure, Ltd.	715,317
51,500	Swire Pacific, Ltd.	652,169

	Total	6,865,728

Ireland (<0.1%)
14,068	Glanbia plc	258,613

	Total	258,613

Italy (0.6%)
48,078	Amplifon SPA	924,922
470,680	Banca Monte dei Paschi di Siena SPA[a,b]	715,238
196,943	Finecobank Banca Fineco SPA	2,594,129
14,217	Recordati SPA	574,479

	Total	4,808,768

Japan (25.8%)
31,400	AOKI Holdings, Inc.	328,165
27,200	Aoyama Trading Company, Ltd.	597,448
44,600	Arcs Company, Ltd.	904,160
35,900	Autobacs Seven Company, Ltd.	626,096
87,900	Benesse Holdings, Inc.	2,430,247
39,300	Bridgestone Corporation	1,559,047
581,500	Canon, Inc.	16,135,507
39,900	Chiyoda Company, Ltd.	632,283
852,500	Citizen Watch Company, Ltd.	4,806,590
92,600	Daito Trust Construction Company, Ltd.	12,399,461
282,400	Denso Corporation	12,339,477
17,500	Exedy Corporation	401,016
104,400	Hino Motors, Ltd.	989,762
57,200	Hitachi Zosen Corporation	177,289
44,400	Hokuetsu Corporation	242,202
68,400	Inaba Denki Sangyo Company, Ltd.	2,786,495
1,005,700	Japan Tobacco, Inc.	23,239,336
330,600	JFE Holdings, Inc.	5,688,916
254,400	JSR Corporation	3,881,768
415,100	KDDI Corporation	9,567,037
173,000	Kyoei Steel, Ltd.	2,874,554
19,200	KYORIN Holdings, Inc.	360,811
29,600	Lintec Corporation	639,266
93,800	Marubeni Corporation	672,133
14,400	Ministop Company, Ltd.	226,985
473,700	Mitsubishi Gas Chemical Company, Inc.	7,111,583
52,500	Mitsuboshi Belting, Ltd.	997,396
58,500	Mitsui & Company, Ltd.	946,214
90,300	NEC Networks & System Integration Corporation	2,175,345
281,500	NHK Spring Company, Ltd.	2,535,598
145,100	Nippon Kayaku Company, Ltd.	1,705,138
570,900	Nippon Steel Corporation	10,211,567
1,973,800	Nissan Motor Company, Ltd.	15,845,753
168,700	Nitto Kogyo Corporation	3,312,028

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Shares	Common Stock (99.1%)	Value
Japan (25.8%) - continued
40,600	NTT DOCOMO, INC.	$881,653
37,700	Onward Holdings Company, Ltd.	207,986
27,600	Plenus Company, Ltd.	455,936
55,900	Resona Holdings, Inc.	237,302
34,400	Ryoyo Electro Corporation	529,640
74,300	Sangetsu Company, Ltd.	1,392,759
9,600	Sanyo Special Steel Company, Ltd.	192,502
1,058,000	Sekisui House, Ltd.	17,058,434
41,000	Senshu Ikeda Holdings, Inc.	101,876
20,300	SHIMAMURA Company, Ltd.	1,513,650
387,700	Shinko Electric Industries Company, Ltd.	3,421,535
125,100	Sugi Holdings Company, Ltd.	6,326,994
519,700	Sumitomo Corporation	7,448,769
898,200	Sumitomo Electric Industries, Ltd.	11,951,173
641,500	Sumitomo Rubber Industries, Ltd.	7,888,101
187,300	Sundrug Company, Ltd.	5,021,611
25,500	Taikisha, Ltd.	770,649
25,700	Taiyo Holdings Company, Ltd.	905,271
14,600	Takara Standard Company, Ltd.	222,247
31,900	Teijin, Ltd.	548,748
119,800	Toagosei Company, Ltd.	1,307,812
69,300	Toppan Forms Company, Ltd.	633,780
342,000	Toyoda Gosei Company, Ltd.	7,119,489
8,400	TS Tech Company, Ltd.	252,273
54,400	Tsubakimoto Chain Company	2,027,742
20,200	TSURUHA Holdings, Inc.	1,721,562
246,800	TV Asahi Holdings Corporation	4,355,461
30,700	United Arrows, Ltd.	969,719
996,300	Yahoo Japan Corporation	2,659,593
32,200	Yuasa Trading Company, Ltd.	918,574

	Total	238,389,514

Netherlands (5.4%)
147,726	Euronext NVc	10,264,351
58,281	ForFarmers BV	498,317
344,492	Koninklijke Ahold Delhaize NV	8,302,839
77,175	Koninklijke DSM NV	8,826,664
89,073	Koninklijke Philips NV	3,825,142
248,648	Unilever NV	15,044,402
55,845	Wolters Kluwer NV	3,897,856

	Total	50,659,571

New Zealand (<0.1%)
132,147	Contact Energy, Ltd.	593,266

	Total	593,266

Norway (2.1%)
258,828	DnB ASA[a]	4,977,058
743,531	Telenor ASA[b]	14,946,361

	Total	19,923,419

Singapore (0.1%)
733,000	Wing Tai Holdings, Ltd.	1,106,170

	Total	1,106,170

Spain (4.8%)
240,313	ACS Actividades de Construccion y Servicios, SA	11,051,126
142,755	Amadeus IT Holding SA	11,377,142
265,273	Bankinter SA	2,120,388
43,098	CIA De Distribucion Integral	1,022,500
456,042	Enagas SA	13,008,802

Shares	Common Stock (99.1%)	Value
Spain (4.8%) - continued
861,907	Mediaset Espana Comunicacion SA	$6,684,210

	Total	45,264,168

Sweden (5.3%)
4,543	AB Industrivarden	102,239
396,819	Atlas Copco AB, Class A	12,386,430
354,114	Atlas Copco AB, Class B	10,085,939
11,416	Boliden ABa	339,739
24,386	Castellum AB	438,447
176,687	Granges AB	1,918,376
126,669	Hexpol AB	989,416
25,082	Investor AB	1,196,204
89,408	Nobina ABc	574,060
268,174	Sandvik AB	4,966,149
385,466	SKF ABb	7,155,011
206,439	Swedish Match AB	10,065,884

	Total	50,217,894

Switzerland (6.5%)
284,706	Novartis AG	23,328,838
54,780	Pargesa Holding SA	4,305,102
84,310	Roche Holding AG	22,246,320
45,980	Schindler Holding AG, Participation Certificate	9,937,428

	Total	59,817,688

United Kingdom (18.9%)
1,391,649	Auto Trader Group plc[c]	10,287,588
412,612	Barratt Developments plc	3,245,958
165,132	Berkeley Group Holdings plc	8,100,833
673,071	BHP Group plc	15,887,579
20,051	Bovis Homes Group plc	290,715
414,676	Bunzl plc	12,507,099
23,735	Burberry Group plc	625,585
150,521	Carnival plc	7,979,825
25,730	Compass Group plc	585,458
83,719	Countryside Properties plc[c]	370,834
493,127	Direct Line Insurance Group plc	2,121,953
517,955	Halma plc	12,187,333
365,818	Imperial Brands plc	11,639,678
87,203	Inchcape plc	700,103
2,224,333	KCOM Group plc	2,839,623
15,490,128	Lloyds TSB Group plc	12,668,387
513,994	Marks and Spencer Group plc	1,917,334
58,838	Meggitt plc	418,681
432,521	Moneysupermarket.com Group plc	2,054,434
210,004	National Express Group plc	1,125,506
64,015	Northgate plc	307,190
419,682	PageGroup plc	2,950,468
36,532	Paragon Banking Group plc	218,803
362,286	Redrow plc	2,916,138
574,836	RELX plc	13,207,237
60,991	Rightmove plc	431,274
28,051	Royal Dutch Shell plc, Class A	893,746
607,855	Royal Dutch Shell plc, Class B	19,617,554
27,748	Spirax-Sarco Engineering plc	2,991,729
1,266,805	Taylor Wimpey plc	3,003,357
362,699	Unilever plc	21,985,066
48,707	WH Smith plc	1,303,121

	Total	177,380,189

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Shares	Common Stock (99.1%)	Value
United States (<0.1%)
8,264	Kulicke and Soffa Industries, Inc.	$192,303

	Total	192,303

	Total Common Stock (cost $909,222,936)	919,053,843

Shares	Collateral Held for Securities Loaned (3.6%)
33,348,904	Thrivent Cash Management Trust	33,348,904

	Total Collateral Held for Securities Loaned (cost $33,348,904)	33,348,904

Shares	Short-Term Investments (0.3%)
	Thrivent Core Short-Term Reserve Fund
227,372	2.690%	2,273,718

	Total Short-Term Investments (cost $2,273,718)	2,273,718

	Total Investments (cost $944,845,558) 103.0%	$954,676,465

	Other Assets and Liabilities, Net (3.0%)	(27,567,275)

	Total Net Assets 100.0%	$927,109,190

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2019, the value of these investments was $23,902,636 or 2.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity Fund as of April 30, 2019:

Securities Lending Transactions

Common Stock	$27,512,388

Total lending	$27,512,388
Gross amount payable upon return of collateral for securities loaned	$33,348,904

Net amounts due to counterparty	$5,836,516

Definitions:
REIT -	Real Estate Investment Trust is a company that buys,develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,917,349
Gross unrealized depreciation	(33,541,018)

Net unrealized appreciation (depreciation)	$8,376,331

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$946,300,134

The accompanying Notes to Financial Statements are an integral part of this schedule.

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2019, in valuing International Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	61,866,000	–	61,866,000	–
Consumer Discretionary	149,111,612	5,946,024	143,165,588	–
Consumer Staples	120,813,667	–	120,813,667	–
Energy	21,356,302	–	21,356,302	–
Financials	111,688,879	–	111,688,879	–
Health Care	75,353,313	–	75,353,313	–
Industrials	119,654,082	–	119,654,082	–
Information Technology	86,237,377	192,303	86,045,074	–
Materials	94,114,868	5,446,032	88,668,836	–
Real Estate	49,689,898	–	49,689,898	–
Utilities	29,167,845	–	29,167,845	–

Subtotal Investments in Securities	$919,053,843	$11,584,359	$907,469,484	$–

Other Investments *	Total
Affiliated Short-Term Investments	2,273,718
Collateral Held for Securities Loaned	33,348,904

Subtotal Other Investments	$35,622,622

Total Investments at Value	$954,676,465

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 4/30/2019	Shares Held at 4/30/2019	% of Net Assets 4/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.690%	$170	$71,283	$69,179	$2,274	227	0.3%

Total Affiliated Short-Term Investments	170			2,274		0.3

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	28,504	98,912	94,067	33,349	33,349	3.6

Total Collateral Held for Securities Loaned	28,504			33,349		3.6

Total Value	$28,674			$35,623

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 4/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.690%	$–	$–	–	$30

Total Income from Affiliated Investments				$30

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	135

Total Affiliated Income from Securities Loaned, Net				$135

Total Value	$–	$–	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Communications Services (2.6%)
172,019	AT&T, Inc.	$5,325,708
6,582	John Wiley and Sons, Inc.	303,957
281,295	Verizon Communications, Inc.	16,087,261
30,896	Walt Disney Company	4,231,825

	Total	25,948,751

Consumer Discretionary (6.3%)
3,084	AutoZone, Inc.[a]	3,171,308
816	Booking Holdings, Inc.[a]	1,513,672
7,373	Genuine Parts Company	756,027
99,854	Home Depot, Inc.	20,340,260
103,540	McDonald’s Corporation	20,456,398
78,185	Ross Stores, Inc.	7,635,547
147,273	TJX Companies, Inc.	8,082,342

	Total	61,955,554

Consumer Staples (14.3%)
267,371	Altria Group, Inc.	14,526,266
379,842	Coca-Cola Company	18,635,048
271,221	Colgate-Palmolive Company	19,742,176
2,068	Hershey Company	258,190
15,331	Kimberly-Clark Corporation	1,968,194
408,702	Mondelez International, Inc.	20,782,497
80,016	Monster Beverage Corporation[a]	4,768,954
167,842	PepsiCo, Inc.	21,492,168
154,255	Philip Morris International, Inc.	13,352,313
69,262	Procter & Gamble Company	7,375,018
179,590	Wal-Mart Stores, Inc.	18,469,036

	Total	141,369,860

Financials (15.3%)
369,286	Aflac, Inc.	18,604,629
3,692	Alleghany Corporation[a]	2,425,201
186,888	Allstate Corporation	18,513,125
32,505	American Express Company	3,810,561
167,787	American Financial Group, Inc.	17,370,988
335,859	Annaly Capital Management, Inc.	3,388,817
60,157	Aon plc	10,836,682
121,569	Arthur J. Gallagher & Company	10,165,600
74,432	Berkshire Hathaway, Inc.[a]	16,130,159
48,078	Cincinnati Financial Corporation	4,624,142
32,075	Discover Financial Services	2,613,792
43,538	First American Financial Corporation	2,484,278
214,458	Hartford Financial Services Group, Inc.	11,218,298
20,042	Intercontinental Exchange, Inc.	1,630,417
9,384	Markel Corporation[a]	10,055,050
139,499	Marsh & McLennan Companies, Inc.	13,153,361
22,261	Reinsurance Group of America, Inc.	3,372,764
11,313	Torchmark Corporation	991,697

	Total	151,389,561

Health Care (16.2%)
52,314	Abbott Laboratories	4,162,102
7,112	Agilent Technologies, Inc.	558,292
19,462	Amgen, Inc.	3,489,926
198,142	Baxter International, Inc.	15,118,235
42,786	Bristol-Myers Squibb Company	1,986,554
23,260	Cigna Holding Company	3,694,618
15,437	Cooper Companies, Inc.	4,475,495
154,772	Danaher Corporation	20,498,004
18,478	Eli Lilly and Company	2,162,665
37,290	Humana, Inc.	9,524,239
140,402	Johnson & Johnson	19,824,762

Shares	Common Stock (99.7%)	Value
Health Care (16.2%) - continued
126,416	Medtronic plc	$11,227,005
74,205	Merck & Company, Inc.	5,840,675
456,083	Pfizer, Inc.	18,521,531
9,542	Stryker Corporation	1,802,579
36,588	Thermo Fisher Scientific, Inc.	10,151,341
85,524	UnitedHealth Group, Inc.	19,933,079
50,702	Varian Medical Systems, Inc.[a]	6,904,091

	Total	159,875,193

Industrials (11.0%)
140,699	AMETEK, Inc.	12,405,431
24,724	EMCOR Group, Inc.	2,080,278
59,973	General Dynamics Corporation	10,718,375
108,110	Honeywell International, Inc.	18,771,139
37,291	Illinois Tool Works, Inc.	5,803,598
51,844	Lockheed Martin Corporation	17,281,161
35,687	Northrop Grumman Corporation	10,346,018
22,012	Raytheon Company	3,909,111
21,691	Regal-Beloit Corporation	1,845,470
116,179	United Technologies Corporation	16,568,287
94,421	Waste Connections, Inc.	8,759,436

	Total	108,488,304

Information Technology (17.7%)
19,797	Accenture plc	3,616,318
202,681	Amphenol Corporation	20,178,920
114,584	Automatic Data Processing, Inc.	18,836,464
98,108	CDK Global, Inc.	5,917,875
144,536	Cisco Systems, Inc.	8,086,789
221,739	Cognizant Technology Solutions Corporation	16,178,077
169,971	Fidelity National Information Services, Inc.	19,704,738
113,828	Fiserv, Inc.[a]	9,930,355
72,454	International Business Machines Corporation	10,163,123
31,404	Intuit, Inc.	7,884,288
36,760	MasterCard, Inc.	9,345,862
79,743	Microsoft Corporation	10,414,436
317,763	Oracle Corporation	17,581,827
33,907	Paychex, Inc.	2,858,699
110,623	Synopsys, Inc.[a]	13,394,233

	Total	174,092,004

Materials (0.4%)
42,076	Royal Gold, Inc.	3,663,136

	Total	3,663,136

Real Estate (8.6%)
98,601	American Tower Corporation	19,256,775
6,836	Boston Properties, Inc.	940,770
162,266	Camden Property Trust	16,332,073
108,787	Crown Castle International Corporation	13,683,229
412,177	Douglas Emmett, Inc.	16,977,571
29,027	Equity Residential	2,218,243
32,445	First Industrial Realty Trust, Inc.	1,144,335
196,932	Highwoods Properties, Inc.	8,779,229
22,957	Public Storage, Inc.	5,077,629

	Total	84,409,854

Utilities (7.3%)
26,696	ALLETE, Inc.	2,174,389

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Utilities (7.3%) - continued
5,090	American Electric Power Company, Inc.	$435,449
28,663	Atmos Energy Corporation	2,933,371
96,267	CMS Energy Corporation	5,347,632
50,872	Consolidated Edison, Inc.	4,383,132
164,959	Duke Energy Corporation	15,031,064
4,895	Evergy, Inc.	283,029
24,650	Exelon Corporation	1,255,917
27,970	MDU Resources Group, Inc.	731,415
105,687	NextEra Energy, Inc.	20,549,780
8,579	ONE Gas, Inc.	759,413
103,846	Southern Company	5,526,684
11,925	Southwest Gas Holdings, Inc.	992,041
30,940	Spire, Inc.	2,604,839
65,001	UGI Corporation	3,543,205
102,283	Xcel Energy, Inc.	5,778,990

	Total	72,330,350

	Total Common Stock (cost $880,632,459)	983,522,567

Shares	Short-Term Investments (0.2%)	Value
	Thrivent Core Short-Term Reserve Fund
181,923	2.690%	1,819,230

	Total Short-Term Investments (cost $1,819,230)	1,819,230

	Total Investments (cost $882,451,689) 99.9%	$985,341,797

	Other Assets and Liabilities, Net 0.1%	648,379

	Total Net Assets 100.0%	$985,990,176

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,597,626
Gross unrealized depreciation	(11,654,884)

Net unrealized appreciation (depreciation)	$102,942,742

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$882,399,055

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2019, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	25,948,751	25,948,751	–	–
Consumer Discretionary	61,955,554	61,955,554	–	–
Consumer Staples	141,369,860	141,369,860	–	–
Financials	151,389,561	151,389,561	–	–
Health Care	159,875,193	159,875,193	–	–
Industrials	108,488,304	108,488,304	–	–
Information Technology	174,092,004	174,092,004	–	–
Materials	3,663,136	3,663,136	–	–
Real Estate	84,409,854	84,409,854	–	–
Utilities	72,330,350	72,330,350	–	–

Subtotal Investments in Securities	$983,522,567	$983,522,567	$–	$–

Other Investments *	Total
Affiliated Short-Term Investments	1,819,230

Subtotal Other Investments	$1,819,230

Total Investments at Value	$985,341,797

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 30, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 4/30/2019	Shares Held at 4/30/2019	% of Net Assets 4/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.690%	$830	$8,594	$7,605	$1,819	182	0.2%

Total Affiliated Short-Term Investments	830			1,819		0.2

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	21,318	21,318	–	–	–

Total Value	$830			$1,819

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 4/30/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.690%	$–	$–	$–	$19

Total Income from Affiliated Investments				$19

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	115

Total Affiliated Income from Securities Loaned, Net				$115

Total	$–	$–	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Asset-Backed Securities (5.8%)[a]	Value
	Ally Auto Receivables Trust
$7,934,071	2.709%, 2/18/2020, Ser. 2019-1	$7,934,789
	Americredit Automobile Receivables Trust
4,561,228	2.660%, 3/18/2020, Ser. 2019-1	4,561,714
	Ascentium Equipment Receivables, LLC
7,180,047	2.731%, 11/12/2019, Ser. 2018-2Ab	7,180,459
11,000,000	2.660%, 4/10/2020, Ser. 2019-1Ab	11,001,731
	BMW Vehicle Lease Trust
5,336,875	2.496%, 10/21/2019, Ser. 2018-1	5,336,478
	Canadian Pacer Auto Receivables Trust
10,000,000	2.596%, 4/20/2020, Ser. 2019-1Ab	9,999,646
	CarMax Auto Owner Trust
6,300,775	2.592%, 11/15/2019, Ser. 2018-4	6,300,657
13,432,344	2.780%, 1/15/2020, Ser. 2019-1	13,434,946
	CCG Receivables Trust
5,500,000	2.628%, 4/14/2020, Ser. 2019-1[b]	5,500,301
	CNH Equipment Trust
3,066,395	2.470%, 10/15/2019, Ser. 2018-B	3,066,177
16,949,193	2.753%, 2/28/2020, Ser. 2019-A	16,950,495
	Dell Equipment Finance Trust
3,780,969	2.657%, 10/22/2019, Ser. 2018-2[b]	3,780,768
11,000,000	2.648%, 4/22/2020, Ser. 2019-1[b]	11,000,835
	DLL Securitization Trust
14,000,000	2.657%, 4/20/2020, Ser. 2019-DA1[b]	14,001,120
	Drive Auto Receivables Trust
5,779,447	2.780%, 1/15/2020, Ser. 2019-1	5,779,398
9,127,238	2.648%, 3/16/2020, Ser. 2019-2	9,127,289
	Enterprise Fleet Financing, LLC
8,326,175	2.815%, 11/20/2019, Ser. 2018-3[b]	8,327,500
	Fifth Third Auto Trust
17,500,000	2.576%, 5/15/2020, Ser. 2019-1[c]	17,500,000
	Ford Credit Auto Lease Trust
16,141,415	2.664%, 3/15/2020, Ser. 2019-A	16,141,757
	GM Financial Consumer Automobile Receivables Trust
9,000,000	2.597%, 5/20/2020, Ser. 2019-2[c]	9,000,000
13,000,000	2.720%, 4/16/2020, Ser. 2019-2	13,000,398
	Great American Auto Leasing, Inc.
7,677,253	2.764%, 2/18/2020, Ser. 2019-1[b]	7,679,776

Principal Amount	Asset-Backed Securities (5.8%)[a]	Value
	Hyundai Auto Lease Securitization Trust
$8,925,995	2.662%, 3/13/2020, Ser. 2019-Ab	$8,926,269
	Hyundai Auto Receivables Trust
10,000,000	2.605%, 4/15/2020, Ser. 2019-A	10,000,425
	John Deere Owner Trust
249,580	2.535%, 8/15/2019, Ser. 2018-B	249,572
	Mercedes-Benz Auto Lease Trust
12,028,699	2.743%, 2/18/2020, Ser. 2019-A	12,029,966
	Nissan Auto Lease Trust
12,000,000	2.659%, 4/15/2020, Ser. 2019-A	11,999,640
	Nissan Auto Receivables Owner Trust
9,952,570	2.708%, 2/18/2020, Ser. 2019-A	9,954,172
	Volvo Financial Equipment, LLC
14,218,989	2.745%, 2/18/2020, Ser. 2019-1Ab	14,221,839
	Westlake Automobile Receivables Trust
10,974,349	2.769%, 2/18/2020, Ser. 2019-1Ab	10,976,295
	Wheels SPV 2, LLC
975,069	2.550%, 7/20/2019, Ser. 2018-1Ab	975,076
	World Omni Auto Receivables Trust
268,927	2.441%, 10/15/2019, Ser. 2018-D	268,905
10,189,715	2.726%, 2/18/2020, Ser. 2019-A	10,190,796
9,710,142	2.605%, 3/16/2020, Ser. 2019-A	9,709,888
	World Omni Select Auto Trust
1,836,879	2.782%, 11/15/2019, Ser. 2018-1Ab	1,836,984

	Total	307,946,061

Principal Amount	Basic Materials (2.8%)[a]	Value
	Dow Chemical Company
10,000,000	2.700%, 5/14/2019	9,989,702
	EI du Pont de Nemours & Company
11,193,000	2.680%, 5/8/2019[b]	11,186,550
5,000,000	2.680%, 5/15/2019[b]	4,994,563
17,020,000	2.660%, 5/16/2019[b]	17,000,204
15,010,000	2.690%, 5/20/2019[b]	14,987,927
10,000,000	2.670%, 5/30/2019[b]	9,977,750
20,000,000	2.670%, 6/10/2019[b]	19,938,773
	International Paper Company
10,700,000	2.680%, 5/2/2019[b]	10,698,444
19,500,000	2.670%, 5/7/2019[b]	19,490,028
	Nutrien, Ltd.
10,000,000	2.690%, 5/2/2019[b]	9,998,524
20,000,000	2.700%, 5/9/2019[b]	19,986,625

	Total	148,249,090

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Capital Goods (4.6%)[a]	Value
	Boeing Company
$10,000,000	2.540%, 5/22/2019[b]	$9,984,404
11,830,000	2.600%, 6/14/2019[b]	11,792,662
15,000,000	2.610%, 6/28/2019[b]	14,936,427
20,000,000	2.615%, 7/10/2019[b]	19,897,563
10,000,000	2.620%, 7/23/2019[b]	9,939,193
	Caterpillar Financial Services Corporation
5,000,000	1.350%, 5/18/2019	4,996,537
	Eaton Corporation
25,000,000	2.650%, 5/9/2019[b]	24,983,531
25,000,000	2.620%, 5/10/2019[b]	24,981,688
	Honeywell International, Inc.
24,457,000	2.623% (LIBOR 3M + 0.040%), 10/30/2019[d]	24,463,187
	Textron, Inc.
20,000,000	2.690%, 5/21/2019[b]	19,966,353
	Waste Management, Inc.
5,000,000	2.710%, 5/2/2019[b]	4,999,276
15,000,000	2.650%, 5/8/2019[b]	14,991,260
14,000,000	2.700%, 5/13/2019[b]	13,986,679
25,000,000	2.680%, 5/14/2019[b]	24,974,363
20,000,000	2.700%, 5/22/2019[b]	19,967,171

	Total	244,860,294

Principal Amount	Communications Services (2.7%)[a]	Value
	Comcast Corporation
15,000,000	2.650%, 5/8/2019[b]	14,991,223
25,000,000	2.650%, 5/24/2019[b]	24,955,067
	Omnicom Cap, Inc.
15,000,000	2.700%, 5/1/2019[b]	14,998,911
10,000,000	2.650%, 5/10/2019[b]	9,992,675
23,000,000	2.650%, 5/17/2019[b]	22,971,055
	Rogers Communications, Inc.
5,000,000	2.670%, 5/2/2019[b]	4,999,273
	Verizon Communications, Inc.
10,000,000	2.600%, 5/6/2019[b]	9,995,620
18,700,000	2.660%, 5/22/2019[b]	18,669,202
25,000,000	2.680%, 6/4/2019[b]	24,934,205

	Total	146,507,231

Principal Amount	Consumer Cyclical (6.3%)[a]	Value
	American Honda Finance Corporation
25,000,000	2.620%, 5/28/2019[e]	24,952,186
7,813,000	1.200%, 7/12/2019[e]	7,789,561
23,500,000	3.033% (LIBOR 3M + 0.340%), 2/14/2020[d,e]	23,560,916
5,000,000	2.791% (LIBOR 3M + 0.150%), 2/21/2020[d,e]	5,003,149
25,000,000	2.843% (LIBOR 3M + 0.180%), 5/22/2020[d,e]	25,018,056
13,773,000	2.875% (LIBOR 3M + 0.260%), 6/16/2020[d,e]	13,797,990
	Charta, LLC
6,000,000	2.570%, 5/21/2019[b,e]	5,991,362
15,000,000	2.540%, 7/30/2019[b,e]	14,902,554
	Ecolab, Inc.
7,950,000	2.600%, 5/2/2019[b]	7,948,844
6,150,000	2.600%, 5/9/2019[b]	6,145,949
	Nissan Motor Acceptance Corporation
10,000,000	2.700%, 5/3/2019[b,e]	9,997,983

Principal Amount	Consumer Cyclical (6.3%)[a]	Value
$4,000,000	2.730%, 5/13/2019[b,e]	$3,996,468
15,000,000	2.730%, 5/20/2019[b,e]	14,979,558
15,000,000	2.660%, 5/30/2019[b,e]	14,968,625
20,000,000	2.700%, 6/11/2019[b,e]	19,940,127
10,000,000	2.690%, 6/13/2019[b,e]	9,968,528
	Toyota Credit Canada, Inc.
25,000,000	2.703% (LIBOR 1M + 0.230%), 7/10/2019[d]	25,009,938
25,000,000	2.633% (LIBOR 3M + 0.050%), 1/24/2020[d]	25,000,005
	Toyota Financial Services de Puerto Rico, Inc.
21,250,000	2.540%, 6/25/2019	21,169,510
	Toyota Motor Credit Corporation
15,000,000	2.600%, 5/29/2019	14,970,891
13,982,000	2.848% (LIBOR 3M + 0.260%), 4/17/2020[d]	14,006,954
	Toyota Motor Financial Netherlands BV
25,000,000	2.667% (LIBOR 3M + 0.070%), 6/25/2019[d]	25,004,674

	Total	334,123,828

Principal Amount	Consumer Non-Cyclical (9.9%)[a]	Value
	Altria Group, Inc.
6,000,000	2.660%, 5/1/2019	5,999,566
5,000,000	2.700%, 5/3/2019	4,998,912
10,000,000	2.680%, 5/8/2019	9,994,173
	Amgen, Inc.
9,845,000	2.200%, 5/22/2019	9,842,940
	Anheuser-Busch InBev Worldwide, Inc.
15,000,000	2.680%, 5/16/2019[b]	14,982,460
25,000,000	2.680%, 5/21/2019[b]	24,961,587
10,000,000	2.680%, 5/23/2019[b]	9,983,165
	Anthem, Inc
5,000,000	2.660%, 5/28/2019[b]	4,989,508
	Coca-Cola Company
5,000,000	2.800%, 5/13/2019[b]	4,995,585
10,000,000	2.780%, 5/16/2019[b]	9,989,107
10,000,000	2.750%, 6/24/2019[b]	9,962,035
15,000,000	2.580%, 7/31/2019[b]	14,903,707
15,000,000	2.540%, 8/7/2019[b]	14,896,091
10,000,000	2.610%, 9/11/2019[b]	9,905,121
25,000,000	2.550%, 9/17/2019[b]	24,751,792
	Diageo Capital plc
25,000,000	2.670%, 5/22/2019[b]	24,958,826
24,120,000	2.720%, 6/12/2019[b]	24,041,723
	Kellogg Company
11,600,000	2.610%, 5/14/2019[b]	11,588,055
	Merck & Company, Inc.
17,495,000	3.072% (LIBOR 3M + 0.375%), 2/10/2020[d]	17,539,962
	Mondelez International, Inc.
2,000,000	2.680%, 5/6/2019[b]	1,999,124
11,030,000	2.650%, 5/13/2019[b]	11,019,465
15,750,000	2.650%, 6/13/2019[b]	15,697,659
	Nestle Finance International, Ltd.
25,000,000	2.710%, 5/20/2019	24,966,486
10,000,000	2.730%, 6/18/2019	9,966,762
	PepsiCo, Inc.
6,170,000	1.550%, 5/2/2019	6,170,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Consumer Non-Cyclical (9.9%)[a]	Value
$10,978,000	2.778% (LIBOR 3M + 0.040%), 5/2/2019[d]	$10,978,000
25,000,000	2.872% (LIBOR 3M + 0.270%), 10/4/2019[d]	25,027,794
	Pfizer, Inc.
10,000,000	2.100%, 5/15/2019	9,998,300
	Philip Morris International, Inc.
25,000,000	2.620%, 6/27/2019[b]	24,899,426
10,000,000	2.610%, 6/28/2019[b]	9,959,044
5,005,000	1.875%, 11/1/2019	4,984,408
	Reckitt Benckiser Treasury Services plc
15,000,000	2.670%, 5/17/2019[b]	14,982,639
10,000,000	2.710%, 6/17/2019[b]	9,966,880
10,000,000	2.730%, 6/20/2019[b]	9,964,753
10,000,000	2.700%, 6/21/2019[b]	9,964,048
	Roche Holdings, Inc.
12,100,000	2.941% (LIBOR 3M + 0.340%), 9/30/2019[b,d]	12,115,690
	Stanley Black & Decker, Inc.
10,000,000	2.560%, 5/3/2019[b]	9,997,713
6,280,000	2.620%, 5/10/2019[b]	6,275,257
8,000,000	2.630%, 5/15/2019[b]	7,991,000
	UnitedHealth Group, Inc.
15,000,000	2.580%, 5/17/2019[b]	14,981,789
25,000,000	2.610%, 6/10/2019[b]	24,926,257

	Total	530,116,809

Principal Amount	Energy (4.1%)[a]	Value
	BP Capital Markets plc
12,450,000	2.650%, 5/15/2019[b,e]	12,437,197
25,000,000	2.640%, 6/17/2019[b,e]	24,914,800
21,000,000	2.610%, 6/28/2019[b,e]	20,911,033
8,000,000	2.650%, 7/8/2019[b,e]	7,959,949
15,000,000	2.640%, 7/16/2019[b,e]	14,915,525
	Chevron Corporation
5,000,000	3.094% (LIBOR 3M + 0.410%), 11/15/2019[d]	5,010,239
	Schlumberger Investment SA
25,000,000	2.580%, 5/13/2019[b]	24,978,108
25,000,000	2.550%, 6/19/2019[b]	24,914,930
14,000,000	2.560%, 7/19/2019[b]	13,922,751
	Shell International Finance BV
7,930,000	1.375%, 5/10/2019	7,927,938
21,083,000	2.947% (LIBOR 3M + 0.350%), 9/12/2019[d]	21,114,723
	Suncor Energy, Inc.
8,000,000	2.730%, 5/23/2019[b,e]	7,986,226
10,000,000	2.780%, 5/28/2019[b,e]	9,979,008
10,000,000	2.680%, 5/29/2019[b,e]	9,978,258
10,000,000	2.750%, 6/28/2019[b,e]	9,954,963
	Total Capital International SA
5,000,000	2.100%, 6/19/2019	4,996,356

	Total	221,902,004

Principal Amount	Financials (43.3%)[a]	Value
	AllianceBernstein, LP
7,500,000	2.560%, 5/21/2019[b]	7,489,264
9,550,000	2.550%, 5/28/2019[b]	9,531,735
	ANZ New Zealand International, Ltd.
5,000,000	2.600%, 9/23/2019[b,e]	4,997,524

Principal Amount	Financials (43.3%)[a]	Value
	Atlantic Asset Securitization, LLC
$10,000,000	2.570%, 6/24/2019[b]	$9,960,935
	Australia and New Zealand Banking Group, Ltd.
5,000,000	1.600%, 7/15/2019	4,990,112
5,050,000	3.262% (LIBOR 3M + 0.660%), 9/23/2019[b,d]	5,062,894
10,000,000	2.660% (LIBOR 3M + 0.050%), 3/31/2020[d]	9,999,945
	Bank of Montreal
5,939,000	1.500%, 7/18/2019	5,925,297
15,000,000	3.051% (LIBOR 3M + 0.440%), 6/15/2020[d]	15,060,451
	Bank of Montreal Chicago
25,000,000	2.920% (SOFRRATE + 0.440%), 5/9/2019[d]	25,001,770
10,000,000	2.687% (LIBOR 3M + 0.080%), 6/7/2019[d]	10,000,692
15,000,000	2.673% (LIBOR 1M + 0.180%), 4/3/2020[d]	14,999,522
15,000,000	2.654% (LIBOR 3M + 0.070%), 4/9/2020[d]	14,999,940
	Bank of New York Mellon Corporation
6,373,000	2.200%, 5/15/2019	6,372,241
	Bank of Nova Scotia
15,000,000	2.661% (LIBOR 3M + 0.080%), 1/24/2020[d]	15,005,380
	Bank of Nova Scotia Houston
10,000,000	2.813% (LIBOR 3M + 0.130%), 5/16/2019[d]	10,000,490
10,000,000	2.680% (LIBOR 3M + 0.080%), 7/2/2019[d]	10,001,253
15,000,000	2.673% (LIBOR 1M + 0.200%), 8/14/2019[d]	15,005,585
10,000,000	2.791% (LIBOR 3M + 0.190%), 3/11/2020[d]	10,012,671
	Barclays Bank plc
4,670,000	2.750%, 8/12/2019[b]	4,633,021
	Barton Capital SA
25,000,000	2.540%, 5/20/2019[b,e]	24,964,555
	Berkshire Hathaway Finance Corporation
6,780,000	1.300%, 8/15/2019	6,753,964
11,960,000	2.944% (LIBOR 3M + 0.260%), 8/15/2019[d]	11,969,357
14,000,000	2.904% (LIBOR 3M + 0.320%), 1/10/2020[d]	14,027,516
	BPCE SA
10,000,000	2.500%, 7/15/2019	9,994,700
	Branch Banking and Trust Company
5,000,000	1.450%, 5/10/2019	4,998,500
8,500,000	3.047% (LIBOR 3M + 0.450%), 1/15/2020[d]	8,516,329
	CAFCO, LLC
25,000,000	2.560%, 6/21/2019[b,e]	24,909,036
	Canadian Imperial Bank of Commerce
15,000,000	2.732% (LIBOR 1M + 0.230%), 8/1/2019[d]	15,006,849
	Chariot Funding, LLC
20,000,000	2.700%, 5/17/2019[b]	19,976,644
5,610,000	2.550%, 6/3/2019[b]	5,596,781
10,000,000	2.810%, 7/9/2019[b]	9,951,000
10,000,000	2.780%, 7/12/2019[b]	9,948,961
6,000,000	2.550%, 8/13/2019[b]	5,956,425

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Financials (43.3%)[a]	Value
	Ciesco, LLC
$20,000,000	2.880%, 5/29/2019[b,e]	$19,959,899
	Citibank NA
7,700,000	2.875% (LIBOR 3M + 0.260%), 9/18/2019[d]	7,707,284
19,000,000	3.056% (LIBOR 3M + 0.320%), 5/1/2020[d]	19,033,117
	Citigroup Global Markets, Inc.
13,250,000	2.620%, 10/18/2019[b]	13,087,181
	Commonwealth Bank of Australia
32,650,000	3.051% (LIBOR 3M + 0.450%), 3/10/2020[b,d]	32,755,205
	CRC Funding, LLC
25,000,000	2.550%, 7/12/2019[b,e]	24,870,881
15,000,000	2.550%, 7/16/2019[b,e]	14,918,091
10,000,000	2.540%, 7/17/2019[b,e]	9,944,663
10,000,000	2.780%, 7/23/2019[b,e]	9,940,220
10,000,000	2.540%, 7/29/2019[b,e]	9,935,750
12,000,000	2.540%, 8/2/2019[b,e]	11,919,442
	Credit Suisse New York
25,000,000	2.300%, 5/28/2019	24,994,750
	Dealers Capital Access Trust, LLC
10,000,000	2.580%, 5/9/2019	9,993,925
40,000,000	2.560%, 5/28/2019	39,922,440
20,000,000	2.550%, 5/31/2019	19,956,927
5,000,000	2.550%, 7/22/2019	4,970,662
	Glaxosmithkline Finance plc
10,000,000	2.550%, 6/17/2019[b,e]	9,966,400
13,950,000	2.600%, 8/16/2019[b,e]	13,843,199
	Gotham Funding Corporation
20,000,000	2.540%, 7/17/2019[b,e]	19,888,807
	HSBC USA, Inc.
5,288,000	2.250%, 6/23/2019	5,284,622
	ING (US) Funding, LLC
14,250,000	2.674% (LIBOR 1M + 0.200%), 5/17/2019[d,e]	14,251,597
	ING Bank NV
8,700,000	1.650%, 8/15/2019[b]	8,671,820
5,000,000	3.294% (LIBOR 3M + 0.610%), 8/15/2019[b,d]	5,008,215
	J.P. Morgan Securities, LLC
25,000,000	2.697% (LIBOR 1M + 0.210%), 9/23/2019[b,d]	25,010,815
	JPMorgan Chase Bank NA
4,625,000	3.192% (LIBOR 3M + 0.590%), 9/23/2019[d]	4,632,422
	Jupiter Securitization Company, LLC
15,000,000	2.930%, 5/29/2019[b,e]	14,969,925
25,000,000	2.652% (LIBOR 3M + 0.060%), 10/22/2019[b,d,e]	24,999,940
	La Fayette Asset Securitization, LLC
10,000,000	2.600%, 6/3/2019[b]	9,976,436
5,709,000	2.600%, 6/5/2019[b]	5,694,739
5,000,000	3.000%, 6/11/2019[b]	4,985,382
25,000,000	2.580%, 6/13/2019[b]	24,923,336
15,000,000	2.540%, 7/18/2019[b]	14,915,898
	Liberty Street Funding, LLC
15,000,000	2.560%, 8/1/2019[b,e]	14,902,582
	LMA Americas, LLC
10,000,000	2.550%, 5/13/2019[b]	9,991,088
2,450,000	2.530%, 5/14/2019[b]	2,447,648
10,000,000	2.520%, 6/21/2019[b]	9,963,022

Principal Amount	Financials (43.3%)[a]	Value
	Marsh & McLennan Companies, Inc.
$13,000,000	2.668%, 5/6/2019[b]	$12,994,306
15,000,000	2.640%, 5/14/2019[b]	14,984,553
25,000,000	2.640%, 5/24/2019[b]	24,955,067
	MetLife Short Term Funding, LLC
15,000,000	2.540%, 6/3/2019[b]	14,964,937
10,000,000	2.560%, 7/15/2019[b]	9,946,568
25,000,000	2.580%, 8/14/2019[b]	24,811,923
7,500,000	2.650%, 8/19/2019[b]	7,440,869
	Metropolitan Life Global Funding I
4,999,000	1.750%, 9/19/2019[b]	4,981,627
	Mitsubishi UFJ Trust & Banking Corporation
15,000,000	2.590%, 5/20/2019	15,001,044
25,000,000	2.570%, 6/12/2019	25,001,908
35,000,000	2.560%, 7/19/2019[b]	34,802,445
	Mizuho Bank, Ltd.
10,000,000	2.689% (LIBOR 1M + 0.210%), 7/29/2019[d]	10,003,952
6,000,000	2.650%, 9/25/2019[b]	5,999,161
	National Australia Bank, Ltd.
15,000,000	2.741% (LIBOR 3M + 0.100%), 5/21/2019[b,d]	15,000,683
7,900,000	2.250%, 7/1/2019[b]	7,895,050
15,000,000	2.695% (LIBOR 1M + 0.200%), 8/2/2019[b,d]	15,005,642
13,857,000	3.173% (LIBOR 3M + 0.510%), 5/22/2020[b,d]	13,921,516
	National Bank of Canada
7,180,000	3.157% (LIBOR 3M + 0.560%), 6/12/2020[d]	7,210,427
	Natixis NY
10,000,000	2.700%, 5/17/2019	9,988,525
	Nederlandse Waterschapsbank NV
15,000,000	2.520%, 6/24/2019[b]	14,942,181
15,000,000	2.520%, 6/28/2019[b]	14,937,829
	New York Life Global Funding
11,548,000	2.971% (LIBOR 3M + 0.390%), 10/24/2019[b,d]	11,562,949
11,605,000	2.692% (LIBOR 3M + 0.100%), 1/21/2020[b,d]	11,609,758
	Nordea Bank AB New York
10,000,000	2.580%, 5/13/2019	10,000,569
25,000,000	2.643% (LIBOR 1M + 0.170%), 5/15/2019[d]	25,002,174
20,000,000	2.711% (LIBOR 3M + 0.070%), 5/21/2019[d]	20,000,704
15,000,000	2.651% (LIBOR 1M + 0.170%), 6/10/2019[d]	15,003,133
	Nordea Bank Abp
10,000,000	1.625%, 9/30/2019[b]	9,956,735
12,448,000	3.099% (LIBOR 3M + 0.470%), 5/29/2020[b,d]	12,491,543
	Old Line Funding, LLC
17,180,000	2.737% (LIBOR 1M + 0.250%), 7/19/2019[b,d,e]	17,182,361
	Pricoa Global Funding I
17,960,000	1.450%, 9/13/2019[b]	17,881,500
	Pricoa Short Term Funding, LLC
3,450,000	2.800%, 5/6/2019[b]	3,448,598
15,000,000	2.720%, 5/15/2019[b]	14,984,688
10,000,000	2.570%, 7/15/2019[b]	9,946,568
15,000,000	2.550%, 9/20/2019[b]	14,846,990

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Financials (43.3%)[a]	Value
	Royal Bank of Canada
$6,800,000	3.062% (LIBOR 3M + 0.480%), 7/29/2019[d]	$6,807,435
15,195,000	2.869% (LIBOR 3M + 0.240%), 8/29/2019[d]	15,209,091
5,000,000	2.741% (LIBOR 3M + 0.140%), 1/16/2020[b,d]	5,003,830
10,000,000	2.995% (LIBOR 3M + 0.380%), 3/2/2020[d]	10,027,858
15,000,000	2.653% (LIBOR 1M + 0.180%), 4/14/2020[b,d]	14,998,139
10,000,000	2.730% (FEDL 1M + 0.280%), 4/27/2020[d]	9,999,973
	Skandinaviska Enskilda Banken AB
7,500,000	1.840%, 8/2/2019	7,485,437
	Sumitomo Mitsui Bank NY
10,000,000	2.800%, 6/3/2019	10,003,127
10,000,000	2.600%, 6/4/2019	10,001,324
15,000,000	2.250%, 7/11/2019	14,988,000
10,000,000	2.644% (LIBOR 1M + 0.170%), 8/7/2019[d]	10,001,524
	Suncorp-Metway, Ltd.
15,000,000	2.720%, 5/20/2019[b]	14,978,375
	Svenska Handelsbanken AB
10,213,000	2.250%, 6/17/2019	10,206,617
7,240,000	3.105% (LIBOR 3M + 0.490%), 6/17/2019[d]	7,244,055
	Svenska Handelsbanken NY
10,000,000	2.839% (LIBOR 3M + 0.100%), 5/7/2019[d]	10,000,172
25,000,000	2.781% (LIBOR 1M + 0.300%), 6/24/2019[d]	25,009,755
10,000,000	2.773% (LIBOR 1M + 0.290%), 6/26/2019[d]	10,004,077
25,000,000	2.797% (LIBOR 1M + 0.310%), 8/21/2019[d]	25,017,993
10,000,000	2.686% (LIBOR 3M + 0.040%), 2/26/2020[d]	9,999,955
	Swedbank AB
15,000,000	2.620%, 8/19/2019	14,880,490
	Swedbank NY
10,000,000	2.747% (LIBOR 1M + 0.260%), 5/21/2019[d]	10,001,787
25,000,000	2.661% (LIBOR 1M + 0.180%), 7/24/2019[d]	25,008,013
	Thunder Bay Funding, LLC
25,000,000	2.679% (LIBOR 1M + 0.200%), 7/29/2019[b,d]	25,002,987
25,000,000	2.631% (LIBOR 3M + (0.020)%), 8/28/2019[b,d]	24,999,889
25,000,000	2.560%, 9/10/2019[b]	24,765,680
15,000,000	2.610% (LIBOR 3M + 0.010%), 10/9/2019[b,d]	14,999,901
	Toronto-Dominion Bank
10,000,000	2.874% (LIBOR 1M + 0.400%), 6/7/2019[b,d]	10,004,383
15,000,000	2.808% (LIBOR 3M + 0.070%), 8/2/2019[b,d]	15,002,285
15,000,000	2.944% (LIBOR 3M + 0.210%), 11/6/2019[b,d]	15,014,410
	Toronto-Dominion Bank NY
25,000,000	2.570%, 7/8/2019	25,002,590
10,000,000	2.763% (LIBOR 3M + 0.080%), 8/16/2019[d]	10,001,983

Principal Amount	Financials (43.3%)[a]	Value
$15,000,000	2.718% (LIBOR 3M + 0.110%), 9/6/2019[d]	$15,001,587
	U.S. Bank NA
10,891,000	3.062% (LIBOR 3M + 0.480%), 10/28/2019[d]	10,911,295
20,000,000	2.713% (LIBOR 3M + 0.125%), 1/17/2020[d]	20,008,792
4,900,000	2.901% (LIBOR 3M + 0.320%), 1/24/2020[d]	4,911,451
	U.S. Bank NA Ohio
25,000,000	2.717% (LIBOR 1M + 0.230%), 5/23/2019[d]	25,002,013
15,000,000	2.617% (LIBOR 1M + 0.140%), 7/3/2019[d]	15,003,293
15,000,000	2.747% (LIBOR 1M + 0.260%), 7/23/2019[d]	15,005,371
25,000,000	2.910%, 7/23/2019	25,025,582
10,000,000	2.910%, 7/23/2019	10,010,228
	USAA Capital Corporation
8,715,000	2.125%, 6/3/2019[b]	8,711,060
	Ventas Realty, LP
15,000,000	2.680%, 5/1/2019[b]	14,998,915
10,000,000	2.710%, 5/2/2019[b]	9,998,552
15,000,000	2.740%, 5/9/2019[b]	14,990,156
5,000,000	2.680%, 5/16/2019[b]	4,994,118
	Victory Receivables Corporation
10,000,000	2.560%, 6/18/2019[b]	9,965,768
	Wells Fargo Bank NA
10,000,000	1.750%, 5/24/2019	9,994,800
10,000,000	2.779% (LIBOR 1M + 0.300%), 6/3/2019[d]	10,003,283
15,000,000	2.831% (LIBOR 3M + 0.180%), 6/24/2019[d]	15,005,510
15,000,000	2.721% (LIBOR 3M + 0.140%), 7/11/2019[d]	15,005,689
10,000,000	2.738% (LIBOR 3M + 0.150%), 10/17/2019[d]	10,009,565
22,653,000	3.258% (LIBOR 3M + 0.650%), 12/6/2019[d]	22,732,668
15,000,000	2.704% (LIBOR 3M + 0.060%), 3/20/2020[d]	15,000,019
10,000,000	2.740% (FEDL 1M + 0.290%), 4/6/2020[d]	10,000,913
	Welltower, Inc.
15,000,000	2.750%, 5/6/2019[b]	14,993,457
25,000,000	2.750%, 5/7/2019[b]	24,987,264
15,000,000	2.730%, 5/15/2019[b]	14,983,500
20,000,000	2.750%, 5/30/2019[b]	19,955,000
	Westpac Banking Corporation
15,000,000	2.751% (LIBOR 3M + 0.100%), 5/24/2019[b,d]	15,000,708
10,000,000	2.764% (LIBOR 3M + 0.070%), 8/16/2019[b,d]	10,001,696
16,603,000	3.038% (LIBOR 3M + 0.430%), 3/6/2020[d]	16,650,694
15,763,000	2.964% (LIBOR 3M + 0.280%), 5/15/2020[d]	15,795,548
	Westpac Banking Corporation of New York
10,000,000	2.779% (LIBOR 3M + 0.040%), 2/7/2020[d]	9,999,989
15,000,000	2.737% (LIBOR 3M + 0.040%), 2/11/2020[d]	14,999,965

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Financials (43.3%)[a]	Value
	2.750% (FEDL 1M + 0.300%),
$15,000,000	2/14/2020[d]	$15,005,759

	Total	2,324,903,495

Principal Amount	Foreign (3.0%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
10,000,000	2.520%, 7/18/2019[b]	9,944,437
	Erste Abwicklungsanstalt
30,000,000	2.567%, 6/3/2019[b]	29,930,158
25,000,000	2.540%, 7/29/2019[b]	24,843,750
	Kells Funding, LLC
15,000,000	2.740%, 5/28/2019[b,e]	14,971,218
10,000,000	2.560%, 6/6/2019[b,e]	9,974,522
15,000,000	2.560%, 6/13/2019[b,e]	14,954,368
25,000,000	2.550%, 6/25/2019[b,e]	24,902,039
15,000,000	2.540%, 6/27/2019[b,e]	14,938,979
15,000,000	2.540%, 8/28/2019[b,e]	14,872,000

	Total	159,331,471

Principal Amount	Technology (2.1%)[a]	Value
	Apple, Inc.
	3.034% (LIBOR 3M + 0.300%),
4,075,000	5/6/2019[d]	4,075,247
10,000,000	2.670%, 6/17/2019[b]	9,967,413
5,000,000	2.640%, 6/25/2019[b]	4,981,015
15,000,000	2.620%, 6/26/2019[b]	14,942,026
22,600,000	2.611%, 9/17/2019[b]	22,377,377
13,305,000	2.939% (LIBOR 3M + 0.200%), 2/7/2020[d]	13,323,126
15,150,000	2.767% (LIBOR 3M + 0.070%), 5/11/2020[d]	15,153,025
	Cisco Systems, Inc.
12,075,000	2.973% (LIBOR 3M + 0.340%), 9/20/2019[d]	12,092,709
	Intel Corporation
14,800,000	2.777% (LIBOR 3M + 0.080%), 5/11/2020[d]	14,810,295

	Total	111,722,233

Principal Amount	Transportation (0.2%)[a]	Value
	Canadian National Railway Company
10,000,000	2.740%, 7/10/2019[b]	9,950,556

	Total	9,950,556

Principal Amount	U.S. Government & Agencies (3.3%)[a]	Value
	Federal Farm Credit Bank
20,000,000	2.570% (FEDL 1M + 0.120%), 2/18/2020[d]	20,004,636
6,250,000	2.427% (LIBOR 1M + (0.060)%), 7/20/2020[d]	6,244,332
25,000,000	2.540% (FEDL 1M + 0.090%), 7/30/2020[d]	24,993,190
25,000,000	2.560% (USBMMY 3M + 0.160%), 1/19/2021[d]	25,008,011
25,000,000	2.519% (LIBOR 1M + 0.040%), 1/28/2021[d]	24,993,811
10,120,000	2.570% (FEDL 1M + 0.120%), 2/9/2021[d]	10,115,585

Principal Amount	U.S. Government & Agencies (3.3%)[a]	Value
	Federal Home Loan Bank
$5,000,000	2.387% (LIBOR 1M + (0.085)%), 9/9/2019[d]	$4,998,594
38,800,000	2.483% (LIBOR 1M + FLAT), 10/26/2020[d]	38,774,715
	Overseas Private Investment Corporation
1,810,000	2.570%, 5/17/2019	1,854,643
	U.S. Treasury Notes
6,245,000	2.460% (USBMMY 3M + 0.045%), 10/31/2020[d]	6,240,504
15,000,000	2.530% (USBMMY 3M + 0.115%), 1/31/2021[d]	14,999,672

	Total	178,227,693

Principal Amount	U.S. Municipals (2.3%)[a]	Value
	Hennepin County, MN
15,000,000	2.670%, 5/10/2019	14,996,550
	Massachusetts Educational Financing Auth.
6,500,000	2.520%, 6/5/2019	6,498,245
	San Jose Financing Auth.
7,894,000	2.570%, 6/13/2019	7,892,421
	State of California
10,000,000	2.630%, 5/6/2019	9,999,000
15,000,000	2.630%, 5/7/2019	14,998,350
19,030,000	2.570%, 5/23/2019	19,027,526
	State of Tennessee
7,600,000	2.580%, 5/10/2019	7,598,784
10,000,000	2.820%, 5/22/2019	9,997,000
5,000,000	2.500%, 6/25/2019	4,998,550
26,663,000	2.600%, 8/8/2019	26,645,403

	Total	122,651,829

Principal Amount	Utilities (10.5%)[a]	Value
	American Electric Power Company, Inc.
25,000,000	2.700%, 5/3/2019[b]	24,994,542
5,000,000	2.700%, 5/15/2019[b]	4,994,479
25,000,000	2.690%, 5/20/2019[b]	24,962,680
	Centerpoint Energy, Inc.
5,000,000	2.710%, 5/2/2019[b]	4,999,274
20,000,000	2.710%, 5/21/2019[b]	19,968,803
21,200,000	2.740%, 5/22/2019[b]	21,165,344
6,900,000	2.750%, 5/23/2019[b]	6,888,208
10,709,000	2.740%, 5/29/2019[b]	10,685,889
25,000,000	2.780%, 6/5/2019[b]	24,932,600
	Consolidated Edison, Inc.
1,660,000	2.600%, 5/1/2019[b]	1,659,879
15,000,000	2.650%, 5/3/2019[b]	14,996,700
15,000,000	2.700%, 5/7/2019[b]	14,992,242
5,000,000	2.630%, 5/8/2019[b]	4,997,039
	DTE Electric Company
15,555,000	2.550%, 5/10/2019	15,543,390
	Duke Energy Corporation
13,000,000	2.650%, 5/3/2019[b]	12,997,162
25,000,000	2.640%, 5/7/2019[b]	24,987,215
6,745,000	2.630%, 5/8/2019[b]	6,741,053
10,000,000	2.650%, 5/10/2019[b]	9,992,675
	Enterprise Products Operating, LLC
15,000,000	2.680%, 5/24/2019[b]	14,973,040

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Principal Amount	Utilities (10.5%)[a]	Value
	Florida Power & Light Company
$15,000,000	2.560%, 5/7/2019	$14,992,183
	Long Island Power Auth.
25,150,000	2.530%, 6/5/2019	25,140,695
	Magellan Midstream Partners, LP
5,788,000	2.640%, 5/3/2019[b]	5,786,736
	Nextera Energy Capital Holdings
15,000,000	2.750%, 5/7/2019[b]	14,992,329
10,000,000	2.750%, 5/29/2019[b]	9,978,258
10,000,000	2.700%, 5/31/2019[b]	9,976,741
10,000,000	2.740%, 6/10/2019[b]	9,969,079
	Oncor Electric Delivery Company, LLC
8,750,000	2.650%, 5/1/2019[b]	8,749,364
8,000,000	2.650%, 5/8/2019[b]	7,995,319
10,000,000	2.680%, 5/9/2019[b]	9,993,413
15,000,000	2.670%, 5/23/2019[b]	14,974,173
10,000,000	2.680%, 5/30/2019[b]	9,977,500
	PPL Capital Funding, Inc.
1,115,000	2.680%, 5/1/2019[b]	1,114,919
12,736,000	2.670%, 5/6/2019[b]	12,730,422
10,000,000	2.680%, 5/8/2019[b]	9,994,149
9,522,000	2.700%, 5/15/2019[b]	9,511,486
	TransCanada American Investments, Ltd.
3,000,000	2.700%, 6/18/2019[b]	2,988,861
	TransCanada PipeLines, Ltd.
24,000,000	2.775%, 5/6/2019[b]	23,989,488
10,000,000	2.810%, 5/8/2019[b]	9,994,149
6,710,000	2.840%, 5/13/2019[b]	6,703,591
4,800,000	2.830%, 5/16/2019[b]	4,794,332
15,000,000	2.730%, 5/23/2019[b]	14,974,173
5,000,000	2.780%, 5/28/2019[b]	4,989,504
10,000,000	2.870%, 5/29/2019[b]	9,978,258
6,700,000	2.770%, 6/12/2019[b]	6,678,256
	Virginia Electric & Power Company
10,000,000	2.630%, 5/3/2019	9,997,775
23,000,000	2.680%, 6/10/2019	22,928,620
	Xcel Energy, Inc.
5,305,000	2.600%, 5/1/2019[b]	5,304,615

	Total	564,670,602

	Total Investments (cost $5,404,950,095) 100.9%	$5,405,163,196

	Other Assets and Liabilities, Net (0.9)%	(47,155,663)

	Total Net Assets 100.0%	$5,358,007,533

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2019, the value of these investments was $3,194,851,316 or 59.6% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes variable rate securities. The rate shown is as of April 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
Auth. - Authority
Ser. - Series

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
SOFRRATE	-	Secured Overnight Financing Rate
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$508,655
Gross unrealized depreciation	(295,554)

Net unrealized appreciation (depreciation)	$213,101

Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$5,404,950,095

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2019, in valuing Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	307,946,061	–	307,946,061	–
Basic Materials	148,249,090	–	148,249,090	–
Capital Goods	244,860,294	–	244,860,294	–
Communications Services	146,507,231	–	146,507,231	–
Consumer Cyclical	334,123,828	–	334,123,828	–
Consumer Non-Cyclical	530,116,809	–	530,116,809	–
Energy	221,902,004	–	221,902,004	–
Financials	2,324,903,495	–	2,324,903,495	–
Foreign	159,331,471	–	159,331,471	–
Technology	111,722,233	–	111,722,233	–
Transportation	9,950,556	–	9,950,556	–
U.S. Government & Agencies	178,227,693	–	178,227,693	–
U.S. Municipals	122,651,829	–	122,651,829	–
Utilities	564,670,602	–	564,670,602	–

Total Investments at Value	$5,405,163,196	$–	$5,405,163,196	$–

There were no significant transfers between Levels during the period ended April 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CORE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2019 (unaudited)	Emerging Markets Debt Fund	International Equity Fund		Low Volatility Equity Fund	Short-Term Reserve Fund

Assets
Investments at cost	$847,524,224	$944,845,558		$882,451,689	$5,404,950,095
Investments in unaffiliated securities at value (#)	779,857,092	919,053,843		983,522,567	5,405,163,196
Investments in affiliated securities at value	44,754,765	35,622,622		1,819,230	–
Cash	7,172	898,217	(a)	–	49,290
Dividends and interest receivable	8,436,885	5,242,080		686,007	7,942,110
Prepaid expenses	5,652	6,149		6,296	18,091
Prepaid trustee fees	971	971		971	971
Receivable for:
Investments sold	3,010,312	1,556,829		–	–
Total Assets	836,072,849	962,380,711		986,035,071	5,413,173,658

Liabilities
Distributions payable	–	–		–	11,700,541
Accrued expenses	20,315	46,935		21,341	39,442
Payable for:
Investments purchased	41,320,314	1,852,772		–	16,913,913
Investments purchased on a delayed delivery basis	–	–		–	26,500,000
Return of collateral for securities loaned	7,629,243	33,348,904		–	–
Administrative service fees	16,890	19,586		20,244	7,500
Transfer agent fees	2,500	2,500		2,500	2,500
Director deferred compensation	824	824		810	2,229
Commitments and contingent liabilities^	–	–		–	–
Total Liabilities	48,990,086	35,271,521		44,895	55,166,125

Net Assets
Capital stock (beneficial interest)	813,068,092	953,444,200		858,564,846	5,357,837,121
Distributable earnings/(accumulated loss)	(25,985,329)	(26,335,010)		127,425,330	170,412
Total Net Assets	$787,082,763	$927,109,190		$985,990,176	$5,358,007,533
Shares of beneficial interest outstanding	83,224,833	96,857,967		86,197,157	535,784,178
Net asset value per share	$9.46	$9.57		$11.44	$10.00
(#) Includes securities on loan of	$7,337,507	$27,512,388		$–	$–

(a)	Includes foreign currency holdings of $898,217 (cost $897,331).
^	Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 30, 2019 (unaudited)	Emerging Markets Debt Fund	International Equity Fund	Low Volatility Equity Fund	Short-Term Reserve Fund
Investment Income
Dividends	$–	$18,460,612	$10,225,994	$–
Interest	16,495,486	465	–	65,816,779
Affiliated income from securities loaned, net	8,457	135,381	115,388	–
Income from affiliated investments	93,246	29,686	19,004	–
Foreign tax withholding	–	(1,569,792)	(4,532)	–
Total Investment Income	16,597,189	17,056,352	10,355,854	65,816,779

Expenses
Administrative service fees	97,470	111,566	114,167	45,000
Amortization of offering costs	–	212	2,419	–
Audit and legal fees	17,578	17,918	18,418	24,972
Custody fees	5,976	86,760	4,407	51,615
Insurance expenses	3,013	3,335	3,307	10,512
Printing and postage expenses	2,625	3,128	1,271	2,267
SEC and state registration expenses	2,683	16,828	4,068	–
Transfer agent fees	15,000	15,000	15,000	15,000
Directors’ fees	3,516	3,516	3,516	3,498
Pricing service fees	4,818	6,205	554	34,873
Other expenses	6,750	6,672	6,214	6,310
Total Expenses Before Reimbursement	159,429	271,140	173,341	194,047
Less:

Total Net Expenses	159,429	271,140	173,341	194,047

Net Investment Income/(Loss)	16,437,760	16,785,212	10,182,513	65,622,732
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(951,296)	(35,716,034)	18,288,641	(30,001)
Foreign currency transactions	–	(110,286)	–	–
Change in net unrealized appreciation/(depreciation) on:
Investments	33,014,090	82,941,796	83,846,349	888,441
Foreign currency transactions	–	(19,006)	–	–

Net Realized and Unrealized Gains/(Losses)	32,062,794	47,096,470	102,134,990	858,440

Net Increase/(Decrease) in Net Assets Resulting From Operations	$48,500,554	$63,881,682	$112,317,503	$66,481,172

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Emerging Markets Debt Fund		International Equity Fund
For the periods ended	4/30/2019 (unaudited)	10/31/2018	4/30/2019 (unaudited)	10/31/2018(a)
Operations
Net investment income/(loss)	$16,437,760	$26,455,691	$16,785,212	$26,126,324
Net realized gains/(losses)	(951,296)	(2,183,543)	(35,826,320)	(13,331,863)
Change in net unrealized appreciation/(depreciation)	33,014,090	(50,984,782)	82,922,790	(73,168,153)
Net Change in Net Assets Resulting From Operations	48,500,554	(26,712,634)	63,881,682	(60,373,692)
Distributions to Shareholders
From net investment income/net realized gains	(16,464,809)	(26,395,545)	(28,842,752)	(1,001,317)
Total Distributions to Shareholders	(16,464,809)	(26,395,545)	(28,842,752)	(1,001,317)

Capital Stock Transactions
Sold	54,351,581	183,634,669	90,000,000	858,700,000
Distributions reinvested	16,464,809	7,978,341	28,842,752	1,001,317
In-kind contributions	–	124,931,300	–	–
Redeemed	–	(960,000)	(25,000,000)	(98,800)
Total Capital Stock Transactions	70,816,390	315,584,310	93,842,752	859,602,517

Net Increase/(Decrease) in Net Assets	102,852,135	262,476,131	128,881,682	798,227,508
Net Assets, Beginning of Period	684,230,628	421,754,497	798,227,508	–
Net Assets, End of Period	$787,082,763	$684,230,628	$927,109,190	$798,227,508

Capital Stock Share Transactions
Sold	5,739,984	19,060,690	10,158,014	85,911,466
Distributions reinvested	1,767,808	874,746	3,393,265	98,749
In-kind contributions	–	13,123,036	–	–
Redeemed	–	(105,048)	(2,693,527)	(10,000)

Total Capital Stock Share Transactions	7,507,792	32,953,424	10,857,752	86,000,215

(a)	For the period from November 14, 2017 (inception) through October 31, 2018.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Low Volatility Equity Fund		Short-Term Reserve Fund
	4/30/2019		4/30/2019
For the periods ended	(unaudited)	10/31/2018(a)	(unaudited)	10/31/2018
Operations
Net investment income/(loss)	$10,182,513	$10,615,382	$65,622,732	$99,124,768
Net realized gains/(losses)	18,288,641	19,013,033	(30,001)	(17,348)
Change in net unrealized appreciation/(depreciation)	83,846,349	19,043,759	888,441	(538,217)
Net Change in Net Assets Resulting From Operations	112,317,503	48,672,174	66,481,172	98,569,203
Distributions to Shareholders
From net investment income/net realized gains	(33,567,673)	–	(65,622,732)	(99,185,270)
Total Distributions to Shareholders	(33,567,673)	–	(65,622,732)	(99,185,270)
Capital Stock Transactions
Sold	–	825,099,999	5,997,396,660	12,052,138,996
Distributions reinvested	33,567,673	–	–	–
Redeemed	–	(99,500)	(5,494,796,349)	(12,185,182,945)
Total Capital Stock Transactions	33,567,673	825,000,499	502,600,311	(133,043,949)

Net Increase/(Decrease) in Net Assets	112,317,503	873,672,673	503,458,751	(133,660,016)
Net Assets, Beginning of Period	873,672,673	–	4,854,548,782	4,988,208,798
Net Assets, End of Period	$985,990,176	$873,672,673	$5,358,007,533	$4,854,548,782

Capital Stock Share Transactions
Sold	–	82,874,125	599,739,666	1,205,213,900
Distributions reinvested	3,333,032	–	–	–
Redeemed	–	(10,000)	(549,479,635)	(1,218,518,295)

Total Capital Stock Share Transactions	3,333,032	82,864,125	50,260,031	(13,304,395)

(a)	For the period from February 28, 2018 (inception) through October 31, 2018

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

1) ORGANIZATION

Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is divided into four separate series, each with its own investment objective and policies (each, a “Fund”). The four series of the Trust are Thrivent Core Emerging Markets Debt Fund, which is non-diversified, and Thrivent Core International Equity Fund, Thrivent Core Low Volatility Equity Fund, and Thrivent Core Short-Term Reserve Fund, which are diversified. Thrivent Core Short-Term Reserve Fund serves as a cash sweep vehicle for Thrivent Mutual Funds, Thrivent Series Fund, Inc., and Thrivent Church Loan and Income Fund.

The Funds are each an investment company which follows the accounting and reporting guidance of the Financial Accounting Standard Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the investment adviser, Thrivent Asset Management, LLC (the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2019, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include tax years ended October 31, 2016 through 2018. The Funds have no examinations in progress and none are expected at this time.

As of April 30, 2019, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each Fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Non-cash income, if any, is recorded at the fair market value of the securities received.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from Emerging Markets Debt Fund are declared and distributed monthly. Dividends from International Equity Fund and Low Volatility Equity Fund are declared and distributed annually. Dividends from Short-Term Reserve Fund are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

Derivative Financial Instruments – Certain Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Certain Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, certain Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged(**)	Net Amount
Emerging Markets Debt Securities Lending	7,629,243	–	7,629,243	7,337,507	–	–	291,736	(^)
International Equity Securities Lending	33,348,904	–	33,348,904	27,512,388	–	–	5,836,516	(^)

(**)	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)	Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending (“GSAL”) pursuant to which GSAL provides securities lending services. The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% for U.S. securities and 105% for non-U.S. securities of the market value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of April 30, 2019, the value of securities on loan is as follows:

Fund	Securities on Loan
Emerging Markets Debt	$7,337,507
International Equity	27,512,388

When-Issued and Delayed Delivery Transactions – The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements – A Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 30, 2019, the Funds did not engage in this type of investment.

Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion; therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments. During the year ended April 30, 2019, none of the Funds engaged in these types of investments.

Loss Contingencies – In the event of adversary action proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Amortization of Offering Costs – The offering costs referenced in the Statement of Operations for each of International Equity Fund and Low Volatility Equity Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

Recent Accounting Pronouncements —

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption of these amendments is allowed, and Management has adopted the amendments as of the beginning of the fiscal period. Management has evaluated the implications of this guidance and the impact to the financial statement amounts and footnote disclosures and has determined there are no material impacts.

Fair Value Measurement (Topic 820)

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13 Fair Value Measurement (Topic 820). ASU No. 2018-13 updates the disclosure requirements on fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and the interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of this guidance and the impact it will have to financial statement amounts and footnote disclosures.

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

In-kind Contributions – During March 2018, the Thrivent Core Emerging Markets Debt Fund received an in-kind contribution which consisted of $124,931,300 in securities. As a result of the in-kind contribution, Thrivent Core Emerging Markets Debt Fund issued 13,123,036 shares at a $9.52/share net asset value. The in-kind amounts and shares issued are included in the Capital Stock Transactions of the Statement of Changes in Net Assets for Thrivent Core Emerging Markets Debt Fund. These in-kind transactions were conducted at market value. The transactions were as follows:

Contributing Fund/Portfolio	Shares Issued	In-kind Amount
Balanced Income Plus Fund	1,120,664	$10,668,722
Balanced Income Plus Portfolio	1,298,780	$12,364,385
Diversified Income Plus Fund	1,577,662	$15,019,338
Diversified Income Plus Portfolio	1,289,457	$12,275,624
Growth and Income Plus Fund	123,308	$1,173,896
Growth and Income Plus Portfolio	140,246	$1,335,143
Opportunity Income Plus Fund	6,361,609	$60,562,521
Opportunity Income Plus Portfolio	1,211,310	$11,531,671

Totals	13,123,036	$124,931,300

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

Fees – The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 30, 2019, the Adviser received aggregate fees for administrative and accounting personnel and services of $368,202 from the Trust.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide transfer agency services necessary to the Trust. These fees are accrued daily and paid monthly. For the year ended, April 30, 2019, Thrivent Investor Services received $60,000.00 for transfer agent services from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferral plan. The value of each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant’s fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those trustees not participating in the above plan received $13,465 in fees from the Trust during the six months ended April 30, 2019. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

Acquired Fund Fees and Expenses – The Funds may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Funds’ expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

Interfund Lending – The Funds may participate in an interfund lending program (the “Program”) pursuant to an exemptive order issued by the SEC. The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve Fund. Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program. Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan. For the six months ended April 30, 2019, no Funds borrowed cash through the interfund lending program.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2019, the tax-basis balance has not yet been determined.

At October 31, 2018, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration
Emerging Markets Debt	$1,833,806	Unlimited
International Equity	11,766,177	Unlimited
Short-Term Reserve	17,348	Unlimited

(5) SECURITY TRANSACTIONS

Purchases and Sales of Investment Securities – For the six months ended April 30, 2019, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Emerging Markets Debt	$119,901	$52,098
International Equity	427,123	349,856
Low Volatility Equity	278,066	269,146
Short-Term Reserve	743,806	688,505

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Short-Term Reserve	$132,607	$17,840

(7) RELATED PARTY TRANSACTIONS

As of April 30, 2019, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(9) MARKET RISK

Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry. As of April 30, 2019, the following Funds had portfolio concentration greater than 25% in certain sectors.

Fund	Sector	% of Total Net Assets
Core Emerging Market Debt	Foreign Government	94.9%
Core Short-Term Reserve	Financials	43.3%

(10) SIGNIFICANT RISKS

Credit Risk – Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.

Derivatives Risk – The use of derivatives (such as credit default swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.

Emerging Markets Risk – The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Equity Security Risk – Equity securities held by the Fund may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

ETF Risk – An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Foreign Currency Risk – The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Foreign Securities Risk – Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Government Securities Risk – The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Bank, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

High Yield Risk – High yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.

Interest Rate Risk – Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Investment Adviser Risk – The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk – Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.

Large Cap Risk – Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk – Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Market Risk – Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Mid Cap Risk – Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mortgage-Backed and Other Asset-Backed Securities Risk – The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage- backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Non-Diversified Risk – The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Portfolio Turnover Rate Risk – The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.

Prepayment Risk – Mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation (“CMOs”) (such as mortgages underlying a CMO), for example, some classes may retire substantially earlier than the stated maturity or final distribution dates.

Quantitative Investing Risk – The risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

Redemption and Lending Risk – The Fund participates in an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

lost opportunity and increase risk of the Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.

Redemption and Share Ownership Risk – The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Small Cap Risk – Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market

Sovereign Debt Risk – Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

THRIVENT CORE FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/30/2019 (unaudited)	$9.04	$0.21	$0.42	$0.63	$(0.21)	$–
Year Ended 10/31/2018	9.86	0.40	(0.82)	(0.42)	(0.40)	–
Year Ended 10/31/2017 (c)	10.00	0.05	(0.14)	(0.09)	(0.05)	–
INTERNATIONAL EQUITY FUND
Period Ended 4/30/2019 (unaudited)	9.28	0.14	0.45	0.59	(0.30)	–
Year Ended 10/31/2018 (d)	10.00	0.31	(1.02)	(0.71)	(0.01)	–
LOW VOLATILITY EQUITY FUND
Period Ended 4/30/2019 (unaudited)	10.54	0.12	1.18	1.30	(0.17)	(0.23)
Year Ended 10/31/2018 (e)	10.00	0.13	0.41	0.54	–	–
SHORT-TERM RESERVE FUND
Period Ended 4/30/2019 (unaudited)	10.00	0.13	0.00	0.13	(0.13)	–
Year Ended 10/31/2018	10.00	0.20	0.00	0.20	(0.20)	0.00
Year Ended 10/31/2017	10.00	0.11	0.00	0.11	(0.11)	–
Year Ended 10/31/2016 (f)	10.00	0.03	0.00	0.03	(0.03)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Since inception, September 5, 2017.

(d)	Since inception, November 14, 2017.

(e)	Since inception, February 28, 2018.

(f)	Since inception, May 2, 2016.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$ (0.21)	$9.46	7.05%	$787.1	0.05%	4.64%	0.05%	4.64%	7%
(0.40)	9.04	(4.35)%	684.2	0.06%	4.38%	0.06%	4.38%	13%
(0.05)	9.86	(0.94)%	421.8	0.21%	3.48%	0.21%	3.48%	0%
(0.30)	9.57	6.76%	927.1	0.06%	3.86%	0.06%	3.86%	40%
(0.01)	9.28	(7.08)%	798.2	0.08%	3.42%	0.08%	3.42%	73%
(0.40)	11.44	12.90%	986.0	0.04%	2.27%	0.04%	2.27%	30%
–	10.54	5.40%	873.7	0.06%	1.88%	0.06%	1.88%	40%
(0.13)	10.00	1.33%	5,358.0	0.01%	2.67%	0.01%	2.67%	89%
(0.20)	10.00	2.01%	4,854.5	0.01%	1.99%	0.01%	1.99%	213%
(0.11)	10.00	1.12%	4,988.2	0.01%	1.11%	0.01%	1.11%	143%
(0.03)	10.00	0.32%	4,762.5	0.01%	0.67%	0.01%	0.67%	31%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 at SEC.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning April 2019, the Trust will no longer file Form N-Q and will begin filing Form N-PORT. Part F of each Fund’s N-PORT filing for the first and third quarters will include the complete schedule of investments which were previously filed on Form N-Q. The Trust’s most recent Schedule of Investments may be requested by calling 800-847-4836 or at SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of such an agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At its meeting on November 13-14, 2018, the Board of Trustees (the “Board”) of the Thrivent Core Funds (the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust, except the recently launched Thrivent Core Low Volatility Equity Fund (each, a “Fund”). The Trust was designed to provide shareholders of other Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.

In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the Funds in relation to other Thrivent funds, as well as the following:

1.	The nature, extent, and quality of the services provided by the Adviser;

2.	The performance of each Fund;

3.	The net operating expense ratio of each Fund compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and

6.	Any other factors that the Board deemed relevant to its consideration.

ADDITIONAL INFORMATION

(unaudited)

The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 22 to November 14, 2018 to consider information relevant to the renewal process furnished by the Adviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the non-advisory fees and net operating expenses of each of the Funds in comparison to peer groups of comparable funds; 1-year performance information for Thrivent Core Short-Term Reserve Fund; information with respect to services provided to the Funds and fees charged; asset and flow trends for the Funds; and information regarding the types of services furnished to the Funds.

The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the agreements.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers overseeing investments for the Funds.

The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Funds. The Independent Trustees also met in-person, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.

The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management team of each Fund. In addition, the Adviser noted that its investments in technology and personnel have benefitted the Trust and other Thrivent funds and discussed continued investments in these resources, noting, in particular, additional personnel to enhance its research function. The Adviser also discussed how it has continued to strengthen its compliance program. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.

ADDITIONAL INFORMATION

(unaudited)

Performance of the Funds

The Board noted the Funds’ short operational history and considered whether each Fund has operated within its investment objective. At quarterly meetings, a member of the Adviser’s senior investment team reviewed with the Board the economic and market environment and risk management in connection with the management of the Funds and other Thrivent funds.

Advisory Fees and Fund Expenses

The Board noted that the Adviser does not charge an advisory fee to the Funds. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses.

Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board did consider those factors for other Thrivent funds with advisory fees.

On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.

Cost of Services and Profitability

The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Funds. The Board considered that the Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability on other fees was not excessive in light of the nature, extent and quality of services provided to the Funds.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

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This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the

current prospectus for Thrivent Core Funds, which contains more complete information about the Trust, including investment

objectives, risks, charges and expenses.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s principal executive and principal financial officers, or persons performing similar functions, are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13.	Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 28, 2019	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 28, 2019	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date: June 28, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)